UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21374

PIMCO Floating Rate Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY			10105
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	July 31, 2008

Date of reporting period:	January 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

Contents

Letter to Shareholders	1

Fund Insights/Performance & Statistics	2-3

Schedules of Investments	4-25

Statements of Assets and Liabilities	26

Statements of Operations	27

Statements of Changes in Net Assets	28-29

Statements of Cash Flows	30

Notes to Financial Statements	31-43

Financial Highlights	44-45

Annual Shareholder Meeting Results/Proxy Voting Policies & Procedures	46

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Letter to Shareholders

March 10, 2008

Dear Shareholder:

We are pleased to provide you with the semi-annual report for the PIMCO Floating Rate Income Fund and PIMCO Floating Rate Strategy Fund (collectively the “Funds”) for the six months ended January 31, 2008.

The Federal Reserve reduced short-term interest rates five times during the period, moving the Federal Funds target from 5.25% at the beginning of the reporting period to 3.00% at the period’s end, as economic weakness and lack of liquidity threatened to extend economic slowing to recession. Bonds advanced during the period in most categories, as stocks weakened. Subsequent to the end of the period, industry-wide developments in the auction-rate preferred markets have caused auctions for preferred shares of both Funds to fail, as described in the accompanying Notes to Financial Statements.

Please refer to the following pages for specific information on the Funds. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 331-1710. In addition, a wide range of information and resources are available on our Web site at www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and Pacific Investment Management Company LLC (“PIMCO”), the Funds’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel

Chairman	President & Chief Executive Officer

1.31.08 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 1

PIMCO Floating Rate Income Fund Fund Insights/Performance & Statistics

January 31, 2008 (unaudited)

•                  For the six months ended January 31, 2008, PIMCO Floating Rate Income Fund returned (2.99)% on net asset value (NAV) and (1.69)% on market price.

•                  Avoiding the home-construction and housing sectors, which continued to decline alongside the fallout in the sub-prime mortgage sector, was positive for Fund performance.

•                  An emphasis on the telecom sector, which significantly outperformed the overall leveraged-loan market, was a strong contributor to Fund performance during the period.

•                  A relatively minimal allocation to the retail sector, which was among the worst performing sectors during the period, benefited returns.

•                  An emphasis on improving quality over the period benefited performance, as higher rated loans significantly outperformed lower quality issues.

•                  As the auto sector came under pressure, underperforming during the period, a relatively significant allocation to the sector detracted from Fund performance.

•                  A larger-than-market weighting in technology hindered the Fund’s returns, as these loans underperformed during the reporting period.

•                  Security selection in the media sector detracted from Fund performance, as broadcasting and cable underperformed the broader sector.

Total Return(1):	Market Price	NAV
Six months	(1.69)%	(2.99)%
1 Year	(11.48)%	(7.86)%
3 Year	1.08%	2.28%
Commencement of Operations (8/29/03) to 1/31/08	3.90%	3.71%

Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (8/29/03) to 1/31/08	Market Price	$16.38
NAV	NAV	$15.76
Market Price	Premium to NAV	3.93%
	Market Price Yield(2)	8.03%
	Portfolio Composition (as a % of total investments)

(1) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all of the Fund’s income dividends and capital gains distributions have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Returns are calculated by determining the percentage change in net asset value or market share price (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods, returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund distributions.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market price yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to the total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at January 31, 2008.

2 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.08

PIMCO Floating Rate Strategy Fund Fund Insights/Performance & Statistics

January 31, 2008 (unaudited)

•                  For the six months ended January 31, 2008, PIMCO Floating Rate Strategy Fund returned (4.25)% on net asset value (NAV) and (7.83)% on market price.

•                  An emphasis on the telecom sector, which outperformed the overall leveraged-loan market, was a strong contributor to Fund performance during the period.

•                  Avoiding the home-construction and housing sectors, which continued their decline alongside the fallout in the subprime mortgage sector, was positive for Fund performance.

•                  As the auto sector came under pressure, underperforming during the period, a relatively significant allocation to the sector detracted from Fund performance.

•                  A larger-than-market weighting in utilities hindered the Fund’s returns, as these loans were among the worst performers during the period.

•                  Security selection in the media sector detracted from Fund performance, as broadcasting and cable underperformed the broader sector.

Total Return(1):	Market Price	NAV
Six months	(7.83)%	(4.25)%
1 Year	(13.80)%	(9.62)%
3 Year	0.76%	1.95%
Commencement of Operations (10/29/04) to 1/31/08	0.36%	1.99%

Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (10/29/04) to 1/31/08	Market Price	$15.10
NAV	NAV	$15.26
Market Price	Discount to NAV	(1.05)%
	Market Price Yield(2)	8.38%
	Portfolio Composition (as a % of total investments)

(1) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all of the Fund’s income dividends and capital gains distributions have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Returns are calculated by determining the percentage change in net asset value or market share price (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund distributions.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market price yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to the total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at January 31, 2008.

1.31.08 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 3

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2008 (unaudited)

Principal Amount (000)		Value
SENIOR LOANS (a)(c) —64.5%

Advertising – 0.7%
	West Corp.,
$1,847	5.619%, 10/23/13	$1,709,036
210	5.66%, 10/23/13	194,559
1,852	6.093%, 10/23/13	1,713,805
68	7.735%, 10/23/13	63,285
		3,680,685
Aerospace – 0.1%
750	TransDigm Group, Inc., 6.588%, 6/23/13, Term B (b)	722,812
Airlines – 0.5%
2,970	Northwest Airlines Corp., 5.99%, 8/22/08 (b)	2,661,862
Apparel & Textiles – 0.5%
995	Aearo Technologies, Inc., 7.08%, 6/5/14, Term B (b)	986,294
	Simmons Co., Term C (b),
888	4.875%, 12/19/11	811,593
97	5.313%, 12/19/11	88,690
366	6.375%, 12/19/11	334,678
92	6.50%, 12/19/11	83,669
37	6.938%, 12/19/11	33,468
73	7.125%, 12/19/11	66,935
73	7.375%, 12/19/11	66,935
73	7.438%, 12/19/11	66,935
4	8.75%, 12/19/11	3,347
		2,542,544
Automotive – 1.3%
5,940	Ford Motor Corp., 8.00%, 12/15/13, Term B	5,216,401
1,489	General Motors Corp., 7.056%, 11/29/13	1,366,089
		6,582,490
Automotive Products – 1.2%
	Cooper Standard Automotive, Inc.,
1,346	7.375%, 12/31/11, Term B	1,281,177
3,365	7.375%, 12/31/11, Term C	3,202,221
2,000	Goodyear Tire & Rubber Co., 6.43%, 4/20/14, Term B	1,832,500
		6,315,898
Banking – 0.4%
	Aster Co., Ltd. (b),
1,092	7.393%, 9/19/13, Term B	1,015,699
1,132	7.393%, 9/19/14, Term C	1,055,543
		2,071,242
Building/Construction – 1.5%
4,000	Building Materials Corp., 9.563%, 9/14/14 (b)	3,245,716
	Masonite International Corp., Term B (b),
1,901	5.331%, 4/6/13	1,646,093
513	6.83%, 4/6/13	443,874
2,328	Nortek, Inc., 5.53%, 8/27/11 (b)	2,153,271
		7,488,954

4 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.08

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Value

Chemicals – 1.3%
	INEOS Group Ltd.,
$3,840	7.357%, 10/7/12, Term A	$3,417,941
735	7.357%, 10/7/13, Term B	664,758
735	7.857%, 10/7/14, Term C	681,406
1,758	KRATON Polymers Group LLC, 6.75%, 5/11/13 (b)	1,633,036
		6,397,141
Commercial Products – 0.2%
	iPayment, Inc. (b),
194	6.081%, 12/27/12	170,874
782	6.83%, 12/27/12	688,237
		859,111
Computer Services – 1.3%
	PanAmSat Corp.,
2,703	5.144%, 7/3/12	2,411,170
1,000	5.144%, 1/3/14 (b)	875,714
3,422	SunGard Data Systems, Inc., 6.898%, 2/11/13	3,179,634
		6,466,518
Computer Software – 2.5%
	Infor Global Solutions (b),
€1,247	7.771%, 8/1/12	1,679,940
$899	8.58%, 8/1/12	818,488
467	8.58%, 8/1/12, Term DD	425,064
7,481	Thomson Learning, Inc., 6.03%, 6/27/14, Term B	6,753,908
3,000	Trilogy International, Inc., 8.33%, 6/22/12 (b)	2,745,000
		12,422,400
Consumer Products – 1.9%
1,932	Education Management Corp., 6.625%, 2/13/14, Term B (b)	1,790,687
	Jarden Corp., Term B,
2,947	6.58%, 1/24/12 (b)	2,767,682
1,496	7.33%, 1/24/12	1,428,919
	National Mentor, Inc. (b),
56	5.32%, 6/30/13	51,940
613	6.73%, 6/30/13, Term B	568,500
1,000	6.904%, 6/30/12	927,500
317	7.32%, 6/30/13, Term B	293,927
1,995	Pinnacle Foods, 7.58%, 3/30/14, Term B (b)	1,805,475
		9,634,630
Containers & Packaging – 2.4%
	Graham Packaging Holdings Co., Term B,
807	6.813%, 10/18/11	750,088
1,558	7.00%, 10/18/11	1,449,034
14	7.125%, 10/18/11	12,786
733	7.188%, 10/18/11	681,898
1,173	7.438%, 10/18/11	1,091,037
1,173	7.75%, 10/18/11	1,091,037
	Graphic Packaging International Corp.,
1,194	5.331%, 5/3/14	1,098,877
427	5.951%, 5/3/14	393,433
1,251	6.729%, 5/3/14	1,151,958

1.31.08 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 5

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Value

Containers & Packaging (continued)
	Intertape Polymer Group, Inc., Term B (b),
$663	7.90%, 7/28/11	$658,856
31	8.54%, 7/28/11	30,558
188	8.646%, 7/28/11	186,328
	Smurfit-Stone Container,
368	5.313%, 11/1/10, Term C	352,395
224	5.313%, 11/1/11, Term B	214,321
482	5.313%, 11/1/11, Term C	461,955
742	5.393%, 11/1/10	710,963
608	7.125%, 11/1/11, Term B	582,757
1,217	7.125%, 11/1/11, Term C	1,165,175
		12,083,456
Diversified Manufacturing – 1.3%
3,818	Grant Forest Products, 12.75%, 9/16/13 (b)	3,236,110
	Invensys PLC (b),
521	6.604%, 7/17/13	517,945
479	6.898%, 7/17/13	477,055
	KION Group GmbH (b),
1,250	6.751%, 12/20/14, Term B	1,135,937
1,250	7.251%, 12/20/15, Term C	1,142,188
		6,509,235
Drugs & Medical Products – 2.3%
€1,000	Bausch & Lomb, Inc., 8.015%, 4/11/15	1,447,457
	Mylan Laboratories, Inc., Term B (b),
$1,826	6.625%, 10/2/14	1,789,765
1,174	8.125%, 10/2/14	1,150,235
	Nycomed Holdings (b),
€1,135	7.013%, 12/20/15, Term B	1,364,736
€865	7.013%, 12/29/16, Term B	1,040,009
€2,000	7.763%, 12/20/15, Term C	2,419,729
	Warner Chilcott PLC,
$609	5.112%, 1/18/12, Term B	581,187
85	5.271%, 1/18/12, Term B	81,003
1,141	6.83%, 1/18/12, Term B	1,089,723
633	6.83%, 1/18/12, Term C	604,134
		11,567,978
Energy – 1.3%
	Alon USA Energy, Inc. (b),
1,751	5.521%, 6/8/13	1,632,911
219	5.521%, 6/8/13, Term DD	204,114
2,432	Headwaters, Inc., 6.79%, 4/30/11, Term B (b)	2,322,841
1,500	NRG Energy Holding, 6.48%, 2/1/13 (e)	1,381,688
	Targa Resources, Inc.,
290	4.705%, 10/31/11	278,855
24	6.83%, 10/31/12, Term B	23,238
158	6.906%, 10/31/12, Term B	151,325
339	7.36%, 10/5/12, Term B	325,331
		6,320,303

6 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.08

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Value

Entertainment – 3.2%
$10,661	MGM Studios, 8.108%, 4/8/12, Term B	$9,526,693
	Revolution Studios LLC (b),
785	5.78%, 12/25/12, Term A	743,835
1,699	7.03%, 12/25/14, Term B	1,639,698
	Warner Music Group, Inc., Term B,
804	5.718%, 2/28/11	753,698
310	5.894%, 2/28/11	290,442
1,125	7.015%, 2/28/11	1,054,687
2,086	7.541%, 2/28/11	1,955,162
		15,964,215
Financial Services – 4.6%
	Bearingpoint, Inc. (b),
1,125	9.07%, 5/18/12	990,000
375	9.281%, 5/18/12	330,000
6,982	Chrysler Financial Corp., 8.99%, 8/3/12	6,284,250
2,500	Delphi Corp., 7.376%, 7/1/08, Term C (b)	2,468,750
	First Data Corp.,
275	7.58%, 9/24/14 (b)	249,348
3,715	7.634%, 9/24/14, Term B	3,363,868
5,955	Nielson Finance, 7.146%, 8/9/13, Term B	5,519,952
	Nuveen Investments, Term B,
1,927	6.285%, 11/1/14	1,870,123
2,073	7.83%, 11/13/14	2,012,689
		23,088,980
Food Services – 1.8%
	Arby’s Restaurant Group, Inc., Term B,
679	5.494%, 7/25/12	650,679
2,231	5.521%, 7/25/12	2,137,636
670	7.08%, 7/25/12	641,694
1,470	Bolthouse Farms, Inc., 7.50%, 11/17/12, Term B (b)	1,394,662
3,165	Michael Foods, Inc., 6.845%, 11/21/10, Term B (b)	3,106,829
1,492	Sturm Foods, Inc., 5.813%, 1/30/14, Term B (b)	1,231,312
		9,162,812
Healthcare & Hospitals – 6.3%
5,486	Biomet, Inc., 7.857%, 3/25/15, Term B	5,337,249
	Capio AB (b),
€650	6.552%, 3/8/15, Term B	937,430
€650	6.677%, 3/8/16, Term C	932,618
	Community Health Systems, Inc., Term B,
$480	7.072%, 7/2/14	443,727
1,397	7.331%, 7/25/14	1,292,533
	DaVita, Inc., Term B,
681	4.78%, 10/5/12	647,566
75	5.76%, 10/5/12	71,047
420	6.23%, 10/5/12	398,894
44	6.49%, 10/5/12	41,792
66	6.52%, 10/5/12	62,689
214	6.73%, 10/5/12	203,863
10,890	HCA, Inc., 7.08%, 11/16/13, Term B	10,089,411

1.31.08 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 7

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Value

Healthcare & Hospitals (continued)
	HealthSouth Corp.,
$12	5.78%, 2/2/13	$11,380
2,513	6.92%, 3/10/13	2,355,983
€1,000	ISTA, 8.519%, 6/15/16 (b)	1,220,444
$902	MultiPlan, Inc., 5.771%, 4/12/13, Term B (b)	863,346
	Psychiatric Solutions, Inc., Term B (b),
784	5.021%, 7/7/12	756,159
516	6.568%, 7/7/12	497,605
695	7.178%, 7/7/12	671,023
4,311	Renal Advantage, Inc., 8.098%, 10/6/12, Term B (b)	4,041,478
	United Surgical (b),
835	5.49%, 4/18/14, Term B	760,453
48	6.791%, 4/18/14, Term DD	43,358
55	7.43%, 4/18/14, Term DD	49,972
		31,730,020
Hotels/Gaming – 1.3%
308	CCM Merger, Inc., 7.151%, 7/21/12, Term B (b)	288,032
	Las Vegas Sands Corp. (e),
600	3.00%, 5/23/14	533,063
2,400	6.58%, 5/23/14 (b)	2,132,251
	MotorCity Casino, Term B (b),
2,838	6.843%, 7/21/12	2,653,494
770	7.015%, 7/21/12	720,079
		6,326,919
Household Products – 0.7%
	Springer S.A. (b),
1,000	7.094%, 9/16/11, Term B	939,688
2,800	8.121%, 9/16/12, Term C	2,645,126
		3,584,814
Leasing – 0.4%
1,194	Rental Service Corp., 8.15%, 11/21/13 (b)	1,030,613
	United Rentals, Inc. (b),
306	5.32%, 2/14/11, Term LC	293,593
727	6.09%, 2/14/11, Term B	697,959
		2,022,165
Manufacturing – 1.9%
2,734	Bombardier, Inc., 6.43%, 6/26/13, Term B (b)	2,595,191
	Dresser-Rand Group, Inc., Term T,
69	5.771%, 5/4/14	62,221
2,877	7.449%, 5/4/14	2,585,808
	Lucite International Ltd. (b),
1,240	5.50%, 5/26/13, Term B	1,140,705
439	5.50%, 5/26/13, Term DD	403,894
2,992	Polypore, Inc., 5.52%, 5/15/14 (b)	2,820,431
		9,608,250
Multi-Media – 5.8%
	American Media Operations, Inc. (b),
1,500	8.16%, 1/30/13	1,410,000
1,500	8.34%, 1/30/13	1,410,000
985	Atlantic Broadband, Inc., 7.08%, 8/9/12, Term B (b)	937,450
3,000	Charter Communications, 7.33%, 9/6/14	2,622,480

8 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.08

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Value

Multi-Media (continued)
$4,937	CSC Holdings, Inc., 6.896%, 2/24/13, Term B	$4,554,288
4,665	NTL Investment, 6.055%, 1/6/13, Term B	4,408,086
€1,000	ProSieben Sat.1 Media AG, 7.00% 5/9/15 (b)	1,291,823
	Seven Media Group, Term T (b),
AUD 3,017	8.878%, 2/7/13	2,537,679
AUD 419	9.392%, 2/7/13	352,455
	Univision Communications, Inc.,
$6,107	5.494%, 9/15/14, Term B	5,039,226
174	5.521%, 9/15/14, Term B	143,978
1,000	5.771%, 3/15/09	946,875
	Young Broadcasting, Inc., Term B (b),
2,936	7.063%, 11/3/12	2,679,182
30	7.375%, 11/3/12	27,401
948	7.438%, 5/2/12	864,645
		29,225,568
Oil & Gas – 0.3%
668	Big West Oil LLC, 5.50%, 5/2/14, Term B (b)	634,125
	Oxbow Carbon & Minerals LLC (b),
888	6.83%, 5/4/14, Term B	801,438
80	6.83%, 5/4/14, Term DD	72,503
27	7.00%, 5/4/14, Term B	24,228
		1,532,294
Paper/Paper Products – 0.9%
	Georgia-Pacific Corp., Term B,
397	6.58%, 12/20/12	367,923
503	6.831%, 12/20/12	465,725
4,277	6.896%, 12/20/12	3,958,664
		4,792,312
Printing/Publishing – 2.0%
	Seat Pagine Gialle SpA (b),
€918	4.179%, 5/25/12, Term A	1,285,691
€626	4.179%, 6/8/13, Term B	886,419
	Tribune Co.,
$4,367	7.396%, 5/30/09, Term X (e)	4,089,658
3,980	7.91%, 5/30/14, Term B	3,001,417
1,000	Verso Paper Holdings LLC, 9.489%, 2/1/13 (b)	925,000
		10,188,185
Recreation – 3.0%
	Amadeus Global Travel (b),
2,750	6.846%, 4/8/13, Term B	2,482,676
2,750	7.096%, 4/8/14, Term C	2,494,633
3,940	Cedar Fair L.P., 5.271%, 8/30/12	3,695,476
2,488	Six Flags Theme Parks, Inc., 7.25%, 4/30/15, Term B	2,156,180
	Travelport,
1,780	7.08%, 8/23/13	1,645,869
2,992	7.08%, 8/23/13, Term DD	2,733,463
		15,208,297
Retail – 0.2%
	Neiman Marcus Group, Inc.,
1,280	6.90%, 4/6/13	1,179,734
20	7.09%, 4/6/13	18,433
		1,198,167

1.31.08 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 9

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Value

Telecommunications – 6.3%
$2,992	Alltel Corp., 6.773%, 5/15/15, Term B	$2,733,149
	Centennial Cellular Communications Corp. (b),
4,332	6.83%, 2/9/11	4,199,763
335	7.081%, 1/20/11	324,957
	eircom Group PLC (b),
€1,200	6.625%, 8/15/14, Term B	1,653,140
€1,200	6.875%, 8/15/15, Term C	1,659,989
$2,536	Hawaiian Telcom Communications, Inc., 7.08%, 6/1/14, Term C	2,250,896
	Integra Telecom, Inc., Term T (b),
504	7.494%, 8/31/13	480,252
819	9.08%, 8/31/13	779,649
672	9.331%, 8/31/13	640,336
2,500	Intelsat Ltd., 5.644%, 2/15/14	2,448,958
	Nordic Telephone Co. Holdings ApS,
€1,605	6.085%, 11/30/13, Term B	2,300,714
€1,922	6.335%, 11/30/14, Term C	2,766,489
€1,500	Telenet Bidco NV, 6.929%, 7/31/15, Term C (b)(g)	2,203,458
	Telesat (b),
$1,300	8.37%, 10/31/08	1,241,500
1,598	9.00%, 10/31/08	1,525,807
	Telesat Canada, Inc.,
2,213	6.25%, 10/22/14, Term B	2,099,701
945	7.84%, 10/22/14, Term B	896,457
21	8.00%, 10/22/14, Term DD (b)	19,921
527	8.09%, 10/22/14, Term B	500,024
102	9.00%, 10/31/08	97,693
1,000	Verizon IDEARC, Inc., 6.83%, 11/17/14, Term B	914,091
		31,736,944
Transportation – 0.5%
	Fleetpride Corp., Term B (b),
188	5.771%, 6/6/13	163,125
2,531	7.33%, 6/6/13	2,202,187
		2,365,312
Utilities – 1.9%
	AES Corp., Term B (b),
786	7.00%, 4/30/08	754,777
786	7.19%, 8/10/11	754,777
1,600	Sandridge Energy, Inc., 8.354%, 4/1/14 (b)	1,532,000
	Texas Competitive Electric Holdings Co. LLC,
4,000	8.396%, 10/10/14	3,688,636
3,000	8.396%, 10/10/14, Term B	2,776,365
		9,506,555
Waste Disposal – 0.9%
	Allied Waste North America, Inc.,
1,663	4.60%, 3/28/14	1,561,999
853	5.43%, 3/28/14, Term B	800,882
432	5.46%, 3/28/14, Term B	406,082
76	6.36%, 3/28/14, Term B	71,464
72	6.42%, 3/28/14, Term B	67,680
504	6.88%, 3/28/14, Term B	473,762
€1,000	AVR-Bedrijven NV, 6.976%, 3/1/14 (b)	1,405,333
		4,787,202

10 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.08

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Wholesale — 0.7%
$3,930	Roundy’s, Inc., 7.91%, 10/27/11, Term B		$3,785,370
Wire & Cable Products – 1.1%
	UPC Broadband Holding BV,
€3,143	6.193%, 12/31/14, Term M		4,184,158
€1,000	7.042%, 12/31/14		1,331,348
			5,515,506
Total Senior Loans (cost-$348,307,145)			325,657,146

CORPORATE BONDS & NOTES – 24.9%

Apparel & Textiles – 0.6%
3,500	Hanesbrands, Inc., 8.204%, 12/15/14, FRN	B2/B-	3,185,000
Automotive Products – 0.8%
4,000	Goodyear Tire & Rubber Co., 8.663%, 12/1/09, FRN (k)	Ba3/B	4,010,000
Banking – 0.9%
£2,464	Royal Bank of Scotland PLC, 9.370%, 4/6/11, FRN (g)	NR/NR	4,690,623
Building/Construction – 0.8%
€3,000	Grohe Holding GmbH, 7.451%, 1/15/14, FRN	B2/B	3,897,679
Commercial Services – 0.8%
$4,500	ARAMARK Corp., 6.751%, 2/1/15, FRN	B3/B-	4,050,000
Containers & Packaging – 0.2%
1,000	Berry Plastics Holding Corp., 8.866%, 9/15/14, FRN	B3/B	825,000
Drugs & Medical Products – 0.3%
1,500	Universal Hospital Services, Inc., 8.288%, 6/1/15, FRN	B3/B+	1,432,500
Electronics – 0.6%
1,796	Sanmina-SCI Corp., 7.741%, 6/15/10, FRN (a)(d)	B1/B+	1,796,000
1,400	Spansion LLC, 8.249%, 6/1/13, FRN (a)(d)	B1/BB-	1,043,000
			2,839,000
Financial Services – 5.6%
2,500	Chukchansi Economic Dev. Auth., 8.238%, 11/15/12, FRN (a)(d)	B2/BB-	2,400,000
8,150	Ford Motor Credit Co. LLC, 7.127%, 1/13/12, FRN	B1/B	6,870,923
7,000	General Motors Acceptance Corp. LLC, 7.324%, 12/1/14, FRN	B1/B+	5,501,055
€3,000	Hellas Telecommunications Luxembourg V, 8.076%, 10/15/12, FRN	B1/B	4,080,903
$2,000	Hexion U.S. Finance Corp., 9.369%, 11/15/14, FRN	B3/B	1,950,000
	LVB Acquisition Merger Sub., Inc. (a)(d),
600	10.00%, 10/15/17	B3/B-	621,000
600	10.375%, 10/15/17, PIK	B3/B-	606,000
800	11.625%, 10/15/17	Caa1/B-	785,000
	Universal City Florida Holding Co.,
3,500	8.001%, 5/1/10, FRN	B3/B-	3,395,000
2,000	8.375%, 5/1/10	B3/B-	2,015,000
			28,224,881
Hotels/Gaming – 1.4%
	Harrah’s Operating Co., Inc. (a)(d),
2,336	10.75%, 2/1/16	B3/B-	2,125,760
664	10.75%, 2/1/18, PIK	B3/B-	567,720

1.31.08 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 11

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Hotels/Gaming (continued)
$2,000	Mandalay Resort Group, 7.625%, 7/15/13	B1/B+	$1,895,000
3,000	Seminole Hard Rock Entertainment, Inc., 7.491%, 3/15/14, FRN (a)(d)	B1/BB	2,715,000
			7,303,480
Insurance – 0.4%
	Residential Reins Ltd., FRN (a)(b)(d),
1,300	12.374%, 6/7/10	NR/BB	1,335,362
500	12.874%, 6/7/10	NR/BB+	514,100
			1,849,462
Manufacturing – 0.9%
€3,250	Bombardier, Inc., 7.70%, 11/15/13, FRN (a)(d)	Ba2/BB	4,667,590
Metals & Mining – 0.4%
$2,150	Freeport-McMoRan Copper & Gold, Inc., 8.394%, 4/1/15, FRN (k)	Ba3/BB	2,115,062
Multi-Media – 2.6%
	Cablevision Systems Corp.,
2,000	8.00%, 4/15/12	B3/B+	1,925,000
4,000	9.644%, 4/1/09, FRN	B3/B+	4,020,000
1,000	CCO Holdings LLC, 8.75%, 11/15/13	Caa1/CCC	935,000
4,000	Charter Communications Holdings II LLC, 10.25%, 9/15/10	Caa1/CCC	3,810,000
1,800	DirecTV Holdings LLC, 8.375%, 3/15/13 (k)	Ba3/BB-	1,869,750
1,000	ION Media Networks, Inc., 10.508%, 1/15/13, FRN (a)(d)	Caa1/CCC-	867,500
			13,427,250
Paper/Paper Products – 1.0%
1,000	Abitibi-Consolidated, Inc., 8.491%, 6/15/11, FRN	B3/B	731,250
4,500	Verso Paper Holdings LLC, 7.001%, 8/1/14, FRN	B2/B+	4,297,500
			5,028,750
Semi-Conductors – 0.9%
6,000	Freescale Semiconductor, Inc., 8.866%, 12/15/14, FRN	B2/B-	4,350,000
Telecommunications – 6.5%
4,000	Cincinnati Bell, Inc., 8.375%, 1/15/14	B2/B-	3,840,000
2,500	Hawaiian Telcom Communications, Inc., 10.318%, 5/1/13, FRN	Caa1/CCC	2,212,500
	Intelsat Bermuda Ltd., FRN,
4,500	7.581%, 1/15/15	NR/NR	4,522,500
3,000	10.829%, 6/15/13	NR/NR	3,082,500
€2,950	Nordic Telephone Co. Holdings ApS, 9.883%, 5/1/16, FRN (a)(d)	B2/B	4,302,253
$5,200	Nortel Networks Ltd., 8.508%, 7/15/11, FRN	B3/B-	4,862,000
1,500	Qwest Capital Funding, Inc., 7.90%, 8/15/10	B1/B+	1,515,000
4,000	Qwest Communications International, Inc., 8.369%, 2/15/09, FRN (k)	Ba3/B+	4,000,000
2,000	Rural Cellular Corp., 8.25%, 3/15/12	Ba3/B+	2,070,000
3,000	TelCordia Technologies, Inc., 8.008%, 7/15/12, FRN (a)(d)	B2/B	2,565,000
			32,971,753
Wire & Cable Products – 0.2%
1,000	Superior Essex Communications LLC, 9.00%, 4/15/12	B3/B+	945,000
Total Corporate Bonds & Notes (cost-$133,290,493)			125,813,030

12 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.08

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
MORTGAGE-BACKED SECURITIES – 0.3%
$1,527	Mellon Residential Funding Corp., 4.586%, 11/15/31, CMO, FRN (cost-$1,526,624)	Aaa/AAA	$1,485,114

ASSET-BACKED SECURITIES – 0.2%
	Credit Suisse First Boston Mortgage Securities Corp., FRN,
12	4.076%, 7/25/32	Aaa/AAA	10,425
442	5.605%, 8/25/32	Aaa/AAA	404,860
444	GSAMP Trust, 3.666%, 3/25/34, FRN	Aaa/AAA	442,050
Total Asset-Backed Securities (cost-$898,204)			857,335

PREFERRED STOCK – 0.6%

Shares

Financial Services – 0.6%
30	Richmond Cnty. Capital Corp., 7.508%, FRN (a)(b)(d) (cost-$3,068,306)		3,017,813

SHORT-TERM INVESTMENTS – 9.5%

Principal Amount (000)

U.S. Treasury Bills (i) – 9.0%
$45,400	2.00%-3.13%, 2/28/08-3/13/08 (cost-$45,258,290)		45,258,290
Corporate Notes – 0.5%
Airlines – 0.2%
	JetBlue Airways Corp., FRN,
819	7.969%, 5/15/08	B1/BB-	813,098
325	9.241%, 3/17/08	B1/BB-	325,516
			1,138,614
Insurance – 0.3%
1,500	Parametric Re Ltd., 9.661%, 5/19/08, FRN (a)(d)	NR/NR	1,500,000
Total Corporate Notes (cost-$2,647,609)			2,638,614
Total Short-Term Investments (cost-$47,905,899)			47,896,904

OPTIONS PURCHASED (j) – 0.0%

Contracts

Call Options – 0.0%
164	U.S. Treasury Notes 10 yr. Futures (CBOT), strike price $126, expires 2/22/08		2,562
Put Options – 0.0%
	Financial Future Euro – 90 day (CME),
600	strike price $91.75, expires 3/17/08		2
216	strike price $92.25, expires 6/16/08		—
399	United Kingdom – 90 day (CME), strike price $93, expires 3/19/08		—
			2
Total Options Purchased (cost-$16,341)			2,564
Total Investments (cost-$535,013,012) – 100.0%			$504,729,906

1.31.08 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 13

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2008 (unaudited)

Principal Amount (000)		Value
SENIOR LOANS (a)(c) – 70.0%

Advertising – 1.4%
	PagesJaunes Groupe S.A. (b),
€2,250	7.177%, 1/11/15, Term B	$3,042,638
€2,250	7.677%, 1/11/16, Term C	3,049,234
	West Corp.,
$3,694	5.619%, 10/23/13	3,418,071
6,125	6.093%, 10/23/13	5,667,479
137	7.735%, 10/23/13	126,570
		15,303,992
Aerospace – 0.1%
1,250	TransDigm Group, Inc., 6.588%, 6/23/13, Term B (b)	1,204,687
Airlines – 0.5%
6,930	Northwest Airlines Corp., 5.99%, 8/22/08 (b)	6,211,012
Apparel & Textiles – 0.4%
995	Aearo Technologies, Inc., 7.08%, 6/5/14, Term B (b)	986,294
	Hanesbrands, Inc., Term B,
571	4.994%, 10/15/13	552,589
126	5.016%, 10/15/13 (b)	121,742
	Simmons Co., Term C (b),
1,305	4.875%, 12/19/11	1,192,369
143	5.313%, 12/19/11	130,300
538	6.375%, 12/19/11	491,698
135	6.50%, 12/19/11	122,924
54	6.938%, 12/19/11	49,170
108	7.125%, 12/19/11	98,340
5	7.375%, 12/19/11	4,917
108	7.375%, 12/19/11	98,340
108	7.438%, 12/19/11	98,340
		3,947,023
Automotive – 1.7%
2,000	Dura Operating Corp., 7.894%, 4/28/11 (b)	1,995,000
11,910	Ford Motor Corp., 8.00%, 12/15/13, Term B	10,459,148
2,481	General Motors Corp., 7.056%, 11/29/13	2,276,814
	Hertz Corp.,
321	4.91%, 12/21/12	307,353
208	6.75%, 12/21/12, Term B	198,794
2,130	6.89%, 12/21/12, Term B	2,041,459
1,523	6.92%, 12/21/12, Term B	1,459,708
		18,738,276
Automotive Products – 1.6%
8,302	Affinia Group, 6.244%, 11/30/11, Term B (b)	8,115,634
	Cooper Standard Automotive, Inc.,
2,345	7.375%, 12/31/11, Term B	2,231,190
5,860	7.375%, 12/31/11, Term C	5,576,716
3,000	Goodyear Tire & Rubber Co., 6.43%, 4/20/14, Term B	2,748,750
		18,672,290

14 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.08

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Value

Banking – 0.7%
	Aster Co., Ltd. (b),
€2,800	7.00%, 9/19/13, Term B	$3,876,210
$2,137	7.393%, 9/19/13, Term B	1,987,237
2,214	7.393%, 9/19/14, Term C	2,065,190
		7,928,637
Building/Construction – 1.5%
8,500	Building Materials Corp., 9.563%, 9/14/14 (b)	6,897,147
	Masonite International Corp., Term B (b),
5,108	5.331%, 4/6/13	4,421,899
1,377	6.83%, 4/6/13	1,192,377
	Nortek, Inc. (b),
4,737	5.53%, 8/27/11	4,381,989
12	7.25%, 8/27/11	11,323
		16,904,735
Chemicals – 2.1%
	Brenntag AG (b),
€1,660	6.517%, 12/23/13	2,294,892
€340	6.517%, 12/23/13, Term B	470,586
	Chart Industries, Term B (b),
$333	6.875%, 10/14/12	329,167
2,333	7.188%, 10/14/12	2,304,167
1,591	Georgia Gulf Corp., 5.681%, 10/3/13	1,482,399
	INEOS Group Ltd.,
3,903	7.357%, 10/7/12, Term A	3,473,384
1,960	7.357%, 10/7/13, Term B	1,772,687
233	7.451%, 10/7/12, Term A	207,476
1,960	7.857%, 10/7/14, Term C	1,817,083
2,337	Innophos, Inc., 7.08%, 8/13/10, Term B (b)	2,242,909
4,848	KRATON Polymers Group LLC, 6.75%, 5/11/13 (b)	4,502,132
€1,668	MacDermid, Inc., 6.976%, 4/12/14 (b)	2,395,918
		23,292,800
Commercial Products – 0.4%
	Alliance Laundry Holdings LLC, Term B,
$2,791	5.85%, 1/27/12 (b)	2,693,600
30	7.61%, 1/27/12	28,655
	iPayment, Inc. (b),
550	5.264%, 12/27/12	483,530
388	6.081%, 12/27/12	341,747
1,010	6.83%, 12/27/12	888,544
		4,436,076
Commercial Services – 0.4%
	ARAMARK Corp.,
774	5.198%, 1/26/14, Term LC (e)	714,660
4,145	6.83%, 1/26/14, Term B	3,829,454
		4,544,114
Computer Services – 1.6%
	PanAmSat Corp.,
5,042	5.144%, 7/3/12	4,497,393
3,000	5.144%, 1/3/14 (b)	2,627,142
11,702	SunGard Data Systems, Inc., 6.898%, 2/11/13	10,874,143
		17,998,678

1.31.08 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 15

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Value

Computer Software – 2.5%
	Infor Global Solutions (b),
$1,494	7.58%, 7/28/12	$1,359,248
€3,097	7.771%, 8/1/12	4,172,988
$1,273	8.58%, 8/1/12	1,158,820
667	8.58%, 8/1/12, Term DD	606,580
15,960	Thomson Learning, Inc., 6.03%, 6/27/14, Term B	14,408,337
7,000	Trilogy International, Inc., 8.33%, 6/22/12 (b)	6,405,000
		28,110,973
Consumer Products – 2.0%
6,528	Education Management Corp., 6.625%, 2/13/14, Term B (b)	6,051,677
	Jarden Corp., Term B,
5,998	6.58%, 1/24/12 (b)	5,633,675
2,985	7.33%, 1/24/12	2,850,675
	National Mentor, Inc. (b),
1,307	6.73%, 6/30/13, Term B	1,212,116
3,000	6.904%, 6/30/12	2,782,500
673	7.32%, 6/30/13, Term B	624,287
3,491	Pinnacle Foods, 7.58%, 3/30/14, Term B (b)	3,159,581
		22,314,511
Containers & Packaging – 1.8%
	Graham Packaging Holdings Co., Term B,
1,467	6.813%, 10/18/11	1,363,796
2,133	7.00%, 10/18/11	1,983,703
25	7.125%, 10/18/11	23,247
1,333	7.188%, 10/18/11	1,239,815
2,133	7.438%, 10/18/11	1,983,703
700	7.50%, 10/18/11	650,903
2,133	7.75%, 10/18/11	1,983,703
	Graphic Packaging International Corp.,
1,180	5.331%, 5/3/14	1,086,506
540	5.951%, 5/3/14	497,437
1,251	6.729%, 5/3/14	1,151,958
	Intertape Polymer Group, Inc., Term B (b),
1,543	7.90%, 7/28/11	1,532,920
72	8.54%, 7/28/11	71,097
436	8.646%, 7/28/11	433,518
	Smurfit-Stone Container,
$758	5.313%, 11/1/10, Term C	725,542
342	5.313%, 11/1/11, Term B	327,628
746	5.313%, 11/1/11, Term C	713,931
1,528	5.393%, 11/1/10	1,463,510
931	7.125%, 11/1/11, Term B	891,302
2,506	7.125%, 11/1/11, Term C	2,398,928
		20,523,147
Diversified Manufacturing – 1.5%
8,183	Grant Forest Products, 12.75%, 9/16/13 (b)	6,934,893
	Invensys PLC (b),
1,041	6.604%, 7/17/13	1,035,890
959	6.898%, 7/17/13	954,110
	KION Group GmbH (b),
3,000	6.751%, 12/20/14, Term B	2,726,250
3,000	7.251%, 12/20/15, Term C	2,741,250

16 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.08

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Value

Diversified Manufacturing (continued)
	Linpac Mouldings Ltd. (b),
$1,016	7.218%, 4/16/12, Term B	$911,594
1,277	7.718%, 4/16/12, Term C	1,152,623
		16,456,610
Drugs & Medical Products – 2.3%
	Bausch & Lomb, Inc.,
650	6.511%, 10/26/15 (b)	635,375
650	7.00%, 4/11/15, Term B	650,000
5,200	8.08%, 10/26/15, Term T	5,083,000
	Mylan Laboratories, Inc., Term B (b),
3,957	6.625%, 10/2/14	3,877,825
2,543	8.125%, 10/2/14	2,492,175
	Nycomed Holdings (b),
€2,270	7.013%, 12/20/15, Term B	2,729,473
€1,730	7.013%, 12/29/16, Term B	2,080,018
€4,000	7.763%, 12/20/15, Term C	4,839,459
	Warner Chilcott PLC,
$969	5.112%, 1/18/12, Term B	925,912
135	5.271%, 1/18/12, Term B	129,050
1,818	6.83%, 1/18/12, Term B	1,736,084
1,008	6.83%, 1/18/12, Term C	962,472
		26,140,843
Energy – 1.5%
	Alon USA Energy, Inc. (b),
5,147	5.521%, 6/8/13	4,799,267
458	5.521%, 6/8/13, Term DD	427,396
107	7.072%, 6/8/13	99,467
198	7.072%, 6/8/13, Term DD	184,946
51	Edison Midwest, 6.82%, 4/27/11, Term B	49,340
5,141	Headwaters, Inc., 6.79%, 4/30/11, Term B (b)	4,909,890
	Longview Power (b),
101	5.563%, 2/27/14, Term DD	95,000
141	7.063%, 2/27/14, Term DD	132,500
243	7.125%, 2/27/14, Term DD	227,500
267	7.125%, 2/27/14, Term LC	250,000
107	7.126%, 2/27/14, Term DD	100,000
800	7.25%, 2/27/14, Term B	750,000
120	7.813%, 2/27/14, Term DD	112,500
2,500	NRG Energy Holding, 6.48%, 2/1/13 (e)	2,302,812
260	Ruhrgas Industries, 6.91%, 7/15/13, Term B (b)	252,824
	Targa Resources, Inc.,
774	4.705%, 10/31/11	743,516
56	6.83%, 10/31/12, Term B	54,215
420	6.906%, 10/31/12, Term B	403,481
903	7.541%, 10/5/12, Term B	867,435
		16,762,089
Entertainment – 2.5%
17,715	MGM Studios, 8.108%, 4/8/12, Term B	15,830,457
	Revolution Studios LLC (b),
785	5.78%, 12/25/12, Term A	743,835
4,758	7.03%, 12/25/14, Term B	4,591,154

1.31.08 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 17

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Value

Entertainment (continued)
	Warner Music Group, Inc., Term B,
$1,441	5.718%, 2/28/11	$1,351,107
555	5.894%, 2/28/11	520,658
2,017	7.015%, 2/28/11	1,890,672
3,739	7.541%, 2/28/11	3,504,895
		28,432,778
Financial Services – 5.0%
	Bearingpoint, Inc. (b),
875	9.07%, 5/18/12	770,000
2,625	9.07%, 5/18/12	2,310,000
15,492	Chrysler Financial Corp., 8.99%, 8/3/12	13,943,250
	Delphi Corp. (b),
500	6.876%, 7/1/08, Term B	494,500
8,000	7.376%, 7/1/08, Term C	7,900,000
9,000	First Data Corp., 7.634%, 9/24/14, Term B	8,150,112
	Nielson Finance, Term B,
4,448	6.661%, 8/9/13	4,122,757
7,402	7.146%, 8/9/13	6,861,562
	Nuveen Investments, Term B,
3,521	6.285%, 11/1/14	3,417,378
5,184	7.83%, 11/13/14	5,031,722
1,296	7.858%, 11/1/14	1,257,930
2,000	Wind Finance SL S.A., 11.319%, 10/26/14 (b)	2,095,000
		56,354,211
Food Services – 1.4%
	Arby’s Restaurant Group, Inc., Term B,
1,948	5.494%, 7/25/12	1,866,026
6,398	5.521%, 7/25/12	6,130,339
1,921	7.08%, 7/25/12	1,840,257
3,059	Michael Foods, Inc., 6.845%, 11/21/10, Term B (b)	3,002,571
3,474	Sturm Foods, Inc., 5.813%, 1/30/14, Term B (b)	2,865,844
		15,705,037
Healthcare & Hospitals – 6.4%
13,000	Biomet, Inc., 7.857%, 3/25/15, Term B	12,646,933
	Capio AB (b),
€356	6.552%, 3/8/15, Term B	513,218
€1,209	6.552%, 3/8/16, Term C	1,734,943
€1,209	6.677%, 3/8/15, Term B	1,734,943
€356	6.677%, 3/8/16, Term C	510,584
$4,152	Community Health Systems, Inc., 7.331%, 7/25/14, Term B	3,842,173
	DaVita, Inc., Term B,
1,631	4.78%, 10/5/12	1,549,774
179	5.76%, 10/5/12	170,032
1,004	6.23%, 10/5/12	954,647
105	6.49%, 10/5/12	100,019
158	6.52%, 10/5/12	150,028
513	6.73%, 10/5/12	487,891
24,750	HCA, Inc., 7.08%, 11/16/13, Term B	22,930,479
	HealthSouth Corp.,
22	5.78%, 2/2/13	20,864
4,607	6.92%, 3/10/13	4,319,303

18 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.08

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Value

Healthcare & Hospitals (continued)
€3,000	ISTA, 8.519%, 6/15/16 (b)	$3,661,331
$2,633	MultiPlan, Inc., 5.771%, 4/12/13, Term B (b)	2,521,417
	Psychiatric Solutions, Inc., Term B (b),
1,640	5.021%, 7/7/12	1,582,388
1,074	6.568%, 7/7/12	1,036,464
1,458	7.178%, 7/7/12	1,406,567
9,778	Renal Advantage, Inc., 8.098%, 10/6/12, Term B (b)	9,167,048
	United Surgical (b),
1,665	5.49%, 4/18/14, Term B	1,517,084
95	6.791%, 4/18/14, Term DD	86,716
110	7.43%, 4/18/14, Term DD	99,943
		72,744,789
Hotels/Gaming – 1.6%
693	CCM Merger, Inc., 7.151%, 7/21/12, Term B (b)	647,869
	Las Vegas Sands Corp. (e),
1,189	3.00%, 5/23/14	1,056,123
5,011	6.58%, 5/23/14 (b)	4,452,192
	MotorCity Casino, Term B (b),
6,383	6.843%, 7/21/12	5,968,494
1,732	7.015%, 7/21/12	1,619,672
4,851	Wimar OPCO LLC, 9.75%, 1/3/12, Term B	4,809,337
		18,553,687
Leasing – 0.3%
	Rental Service Corp.,
3,990	8.15%, 11/21/13 (b)	3,444,355
Manufacturing – 2.4%
1,000	Boc Group, Inc., 10.831%, 11/30/14 (b)	730,000
	Bombardier, Inc., Term B (b),
7,277	6.43%, 6/26/13	6,907,326
102	7.63%, 6/26/13	97,286
	Dresser-Rand Group, Inc., Term T,
139	5.771%, 5/4/14	124,442
5,754	7.449%, 5/4/14	5,171,615
	Lucite International Ltd. (b),
2,194	5.50%, 5/26/13, Term B	2,018,118
137	5.50%, 5/26/13, Term DD	126,412
641	7.61%, 5/26/13, Term DD	589,924
5,970	Polypore, Inc., 5.52%, 5/15/14 (b)	5,626,164
313	TPF Generation, 7.098%, 12/15/13 (b)(e)	282,452
6,134	Xerium Technologies, Inc., 7.58%, 5/18/12, Term B (b)	5,566,654
		27,240,393
Multi-Media – 6.7%
	American Media Operations, Inc. (b),
3,735	8.16%, 1/30/13	3,510,900
500	8.34%, 1/30/13	470,000
3,235	8.59%, 1/30/13	3,040,900
1,231	Atlantic Broadband, Inc., 7.08%, 8/9/12, Term B (b)	1,171,813
7,000	Charter Communications, 7.33%, 9/6/14	6,119,120
	CMP Susqhuhanna Corp., Term B (b),
1,365	5.301%, 5/5/13	1,206,540
540	5.989%, 5/5/13	476,893
964	6.441%, 5/5/13	851,731

1.31.08 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 19

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Value

Multi-Media (continued)
$13,842	CSC Holdings, Inc., 6.896%, 2/24/13, Term B	$12,768,066
4,975	Metro-Goldwyn Mayer, Inc., 8.108%, 4/8/12, Term B	4,445,839
6,025	NTL Investment, 6.055%, 1/6/13, Term B	5,693,538
€2,000	ProSieben Sat.1 Media AG, 7.00%, 5/9/15 (b)	2,583,646
	Seven Media Group (b),
AUD 6,933	8.878%, 2/7/13, Term T	5,831,535
AUD 1,733	9.392%, 2/7/13, Term T	1,457,884
AUD 217	9.418%, 2/7/13	182,236
$2,018	Source Media, Inc., 7.08%, 11/8/11, Term B	1,916,825
1,474	Thomas Media, 7.08%, 11/8/11, Term B	1,400,736
	Univision Communications, Inc.,
14,564	5.494%, 9/15/14, Term B	12,016,615
416	5.521%, 9/15/14, Term B	343,332
2,000	5.771%, 3/15/09	1,893,750
	Young Broadcasting, Inc., Term B (b),
6,973	7.063%, 11/3/12	6,362,937
48	7.375%, 11/3/12	43,384
2,250	7.438%, 5/2/12	2,053,493
		75,841,713
Oil & Gas – 0.4%
1,113	Big West Oil LLC, 5.50%, 5/2/14, Term B (b)	1,056,875
	Oxbow Carbon & Minerals LLC (b),
3,637	6.83%, 5/4/14, Term B	3,282,317
329	6.83%, 5/4/14, Term DD	296,969
38	7.00%, 5/4/14, Term B	34,729
		4,670,890
Paper/Paper Products – 0.9%
	Georgia-Pacific Corp., Term B,
883	6.58%, 12/20/12	817,934
1,089	6.831%, 12/20/12	1,007,835
9,255	6.896%, 12/20/12	8,566,596
		10,392,365
Printing/Publishing – 2.0%
€3,838	Seat Pagine Gialle SpA, 4.179%, 5/25/12, Term A (b)	5,375,250
	Tribune Co.,
$11,351	7.396%, 5/30/09, Term X (e)	10,630,710
8,977	7.91%, 5/30/14, Term B	6,770,157
		22,776,117
Recreation – 2.6%
	Amadeus Global Travel (b),
5,200	6.846%, 4/8/13, Term B	4,694,315
5,200	7.096%, 4/8/14, Term C	4,717,192
6,903	Cedar Fair L.P., 5.271%, 8/30/12	6,474,141
5,970	Six Flags Theme Parks, Inc., 7.25%, 4/30/15, Term B	5,174,832
	Travelport,
3,559	7.08%, 8/23/13	3,291,738
5,970	7.08%, 8/23/13, Term DD	5,453,225
		29,805,443

20 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.08

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Value

Retail – 0.2%
	Neiman Marcus Group, Inc.,
$2,673	6.90%, 4/6/13	$2,464,001
42	7.09%, 4/6/13	38,500
		2,502,501
Telecommunications – 7.8%
6,484	Alltel Corp., 6.773%, 5/15/15, Term B	5,921,823
	Centennial Cellular Communications Corp. (b),
8,603	6.83%, 2/9/11	8,341,124
666	7.081%, 1/20/11	645,395
	eircom Group PLC (b),
€3,700	6.625%, 8/15/14, Term B	5,097,181
€3,700	6.875%, 8/15/15, Term C	5,118,300
€2,000	9.00%, 2/15/16	2,750,599
$5,631	Hawaiian Telcom Communications, Inc., 7.08%, 6/1/14, Term C	4,997,791
	Integra Telecom, Inc., Term T (b),
1,886	7.494%, 8/31/13	1,796,533
3,062	9.08%, 8/31/13	2,916,521
2,515	9.331%, 8/31/13	2,395,377
5,500	Intelsat Ltd., 5.644%, 2/15/14	5,387,706
	Nordic Telephone Co. Holdings ApS,
€4,414	6.085%, 11/30/13, Term B	6,326,962
€5,285	6.335%, 11/30/14, Term C	7,607,846
$7,500	Qwest Corp., 6.95%, 6/30/10, Term B	7,656,248
€3,000	Telenet Bidco NV, 6.929%, 7/31/15, Term C (b)(g)	4,406,915
	Telesat (b),
$3,000	8.37%, 10/31/08	2,865,000
3,759	9.00%, 10/31/08	3,590,133
	Telesat Canada, Inc.,
4,979	6.25%, 10/22/14, Term B	4,724,327
2,126	7.84%, 10/22/14, Term B	2,017,028
1,186	8.09%, 10/22/14, Term B	1,125,053
241	9.00%, 10/31/08 (b)	229,867
2,000	Verizon IDEARC, Inc., 6.83%, 11/17/14, Term B	1,828,182
		87,745,911
Transportation – 0.4%
	Fleetpride Corp., Term B (b),
375	5.771%, 6/6/13	326,250
5,062	7.33%, 6/6/13	4,404,375
		4,730,625
Utilities – 2.6%
	AES Corp., Term B (b),
3,720	7.00%, 4/30/08	3,573,251
3,720	7.19%, 8/10/11	3,573,251
4,170	Midwest Generation LLC, 5.676%, 12/31/11, Term B (b)	4,144,332
3,625	Sandridge Energy, Inc., 8.354%, 4/1/14 (b)	3,470,938
	Texas Competitive Electric Holdings Co. LLC,
9,975	8.396%, 10/10/14	9,198,536
5,985	8.396%, 10/10/14, Term B	5,538,848
		29,499,156

1.31.08 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 21

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Waste Disposal – 0.9%
	Allied Waste North America, Inc.,
$2,418	4.60%, 3/28/14		$2,271,999
1,474	5.43%, 3/28/14, Term B		1,384,914
885	5.46%, 3/28/14, Term B		830,948
270	6.349%, 3/28/14, Term B		253,898
156	6.36%, 3/28/14, Term B		146,234
147	6.42%, 3/28/14, Term B		138,491
1,032	6.88%, 3/28/14, Term B		969,440
€3,000	AVR-Bedrijven NV, 6.976%, 3/1/14 (b)		4,216,000
			10,211,924
Wholesale – 0.8%
$9,801	Roundy’s, Inc., 7.91%, 10/27/11, Term B		9,439,588
Wire & Cable Products – 1.1%
	UPC Broadband Holding BV,
€4,345	6.193%, 12/31/14, Term M		5,784,566
€5,000	7.042%, 12/31/14		6,656,739
			12,441,305
Total Senior Loans (cost-$841,642,864)			792,023,281

CORPORATE BONDS & NOTES – 23.5%

Apparel & Textiles – 0.7%
8,600	Hanesbrands, Inc., 8.204%, 12/15/14, FRN	B2/B-	7,826,000
Automotive Products – 0.9%
4,500	Dura Operating Corp., 8.625%, 4/15/12 (b)(f)	NR/NR	562,500
9,000	Goodyear Tire & Rubber Co., 8.663%, 12/1/09, FRN	Ba3/B	9,022,500
			9,585,000
Banking – 1.3%
5,000	Bank of America Corp., 8.00%, 1/30/18 (h)	Aa3/A+	5,202,680
£4,928	Royal Bank of Scotland PLC, 9.370%, 4/6/11, FRN (g)	NR/NR	9,381,246
			14,583,926
Building/Construction – 0.8%
€7,000	Grohe Holding GmbH, 7.451%, 1/15/14, FRN	B2/B	9,094,584
Chemicals – 0.2%
€2,000	Rhodia S.A., 7.326%, 10/15/13, FRN (a)(d)	B1/B	2,694,691
Commercial Services – 0.8%
$10,000	ARAMARK Corp., 6.751%, 2/1/15, FRN	B3/B-	9,000,000
Computer Services – 0.2%
2,000	SunGard Data Systems, Inc., 9.125%, 8/15/13	Caa1/B-	2,040,000
Containers & Packaging – 0.2%
3,000	Berry Plastics Holding Corp., 8.866%, 9/15/14, FRN	B3/B	2,475,000
Drugs & Medical Products – 0.3%
3,500	Universal Hospital Services, Inc., 8.288%, 6/1/15, FRN	B3/B+	3,342,500
Electronics – 0.2%
3,300	Spansion LLC, 8.249%, 6/1/13, FRN (a)(d)	B1/BB-	2,458,500

22 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.08

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Financial Services – 5.0%
$3,500	Chukchansi Economic Dev. Auth., 8.238%, 11/15/12, FRN (a)(d)	B2/BB-	$3,360,000
	Ford Motor Credit Co. LLC, FRN,
5,715	5.828%, 1/15/10	B1/B	5,098,157
12,350	7.127%, 1/13/12	B1/B	10,411,766
10,000	General Motors Acceptance Corp. LLC, 7.324%, 12/1/14, FRN	B1/B+	7,858,650
€6,000	Hellas Telecommunications Luxembourg V, 8.076%, 10/15/12, FRN	B1/B	8,161,806
$4,000	Hexion U.S. Finance Corp., 9.369%, 11/15/14, FRN	B3/B	3,900,000
	LVB Acquisition Merger Sub., Inc. (a)(d),
2,100	10.00%, 10/15/17	B3/B-	2,173,500
2,100	10.375%, 10/15/17, PIK	B3/B-	2,121,000
2,800	11.625%, 10/15/17	Caa1/B-	2,747,500
	Universal City Florida Holding Co.,
2,000	8.001%, 5/1/10	B3/B-	2,015,000
9,000	9.661%, 5/1/10, FRN	B3/B-	8,730,000
			56,577,379
Hotels/Gaming – 1.0%
	Harrah’s Operating Co., Inc. (a)(d),
4,672	10.75%, 2/1/16	B3/B-	4,251,520
1,328	10.75%, 2/1/18, PIK	B3/B-	1,135,440
7,000	Seminole Hard Rock Entertainment, Inc.,
	7.491%, 3/15/14, FRN (a)(d)	B1/BB	6,335,000
			11,721,960
Insurance – 0.4%
	Residential Reins Ltd., FRN (a)(b)(d),
3,000	12.374%, 6/7/10	NR/BB	3,081,605
1,200	12.874%, 6/7/10	NR/BB+	1,233,840
			4,315,445
Manufacturing – 0.8%
€6,500	Bombardier, Inc., 7.70%, 11/15/13, FRN (a)(d)	Ba2/BB	9,335,181
Metals & Mining – 0.4%
$5,050	Freeport-McMoRan Copper & Gold, Inc., 8.394%, 4/1/15, FRN	Ba3/BB	4,967,938
Multi-Media – 2.5%
13,000	Cablevision Systems Corp., 9.644%, 4/1/09, FRN	B3/B+	13,065,000
2,000	CCO Holdings LLC, 8.75%, 11/15/13	Caa1/CCC	1,870,000
8,000	Charter Communications Holdings II LLC, 10.25%, 9/15/10	Caa1/CCC	7,620,000
3,200	DirecTV Holdings LLC, 8.375%, 3/15/13	Ba3/BB-	3,324,000
2,000	ION Media Networks, Inc., 10.508%, 1/15/13, FRN (a)(d)	Caa1/CCC-	1,735,000
			27,614,000
Paper/Paper Products – 1.2%
	Abitibi-Consolidated, Inc.,
2,800	8.491%, 6/15/11, FRN	B3/B	2,047,500
1,500	Bowater, Inc., 7.991%, 3/15/10, FRN	B3/B	1,192,500
10,500	Verso Paper Holdings LLC, 7.001%, 8/1/14, FRN	B2/B+	10,027,500
			13,267,500
Semi-Conductors – 0.8%
12,000	Freescale Semiconductor, Inc., 8.866%, 12/15/14, FRN	B2/B-	8,700,000
Telecommunications – 5.8%
2,000	Cincinnati Bell, Inc., 8.375%, 1/15/14	B2/B-	1,920,000
8,750	Hawaiian Telcom Communications, Inc., 10.318%, 5/1/13, FRN	Caa1/CCC	7,743,750

1.31.08 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 23

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Telecommunications (continued)
	Intelsat Bermuda Ltd., FRN,
$9,500	7.581%, 1/15/15	NR/NR	$9,547,500
6,000	10.829%, 6/15/13	NR/NR	6,165,000
€6,350	Nordic Telephone Co. Holdings ApS, 9.883%, 5/1/16, FRN (a)(d)	B2/B	9,260,781
$12,150	Nortel Networks Ltd., 9.493%, 7/15/11, FRN	B3/B-	11,360,250
8,550	Qwest Communications International, Inc.,
	8.369%, 2/15/09, FRN	Ba3/B+	8,550,000
6,000	Qwest Corp., 8.241%, 6/15/13, FRN	Ba1/BBB-	5,880,000
6,500	TelCordia Technologies, Inc., 8.008%, 7/15/12, FRN (a)(d)	B2/B	5,557,500
			65,984,781
Total Corporate Bonds & Notes (cost-$282,396,007)			265,584,385

ASSET-BACKED SECURITIES – 0.1%
822	CIT Group Home Equity Loan Trust, 3.646%, 6/25/33, FRN	Aaa/AAA	740,403
830	Salomon Brothers Mortgage Securities VII, Inc.,
	3.676%, 3/25/32, FRN	NR/AAA	821,763
Total Asset-Backed Securities (cost-$1,648,919)			1,562,166

SHORT-TERM INVESTMENTS – 6.4%

U.S. Treasury Bills (i) – 5.2%
$59,425	3.13%-3.19%, 2/28/08-3/13/08 (cost-$59,239,549)		59,239,549
Commercial Paper – 1.0%
Financial Services – 1.0%
10,800	Rabobank USA Financial Corp.,
	3.01%, 2/1/08 (cost-$10,800,000)	P-1/A-1+	10,800,000
Corporate Notes – 0.2%
Airlines – 0.2%
	JetBlue Airways Corp., FRN,
1,673	7.969%, 5/15/08	B1/BB-	1,660,542
840	9.241%, 3/15/08	B1/BB-	842,372
			2,502,914
Energy – 0.0%
250	Transcontinental Gas Pipe Line Corp.,
	5.538%, 4/15/08, FRN (a)(d)	Baa2/BBB-	250,625
Total Corporate Notes (cost-$2,762,909)			2,753,539

Repurchase Agreement – 0.0%
123	State Street Bank & Trust Co., dated 1/31/08, 2.65%, due 2/1/08, proceeds $123,009; collateralized by Fannie Mae, 5.00% due 2/27/08, valued at $127,969 including accrued interest (cost-$123,000)		123,000
Total Short-Term Investments (cost-$72,925,458)			72,916,088

24 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.08

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2008 (unaudited) (continued)

Contracts			Value
OPTIONS PURCHASED (j) – 0.0%

Call Options – 0.0%
550		U.S. Treasury Notes 5 yr. Futures (CBOT), strike price $126, expires 2/22/08	$8,594
271		U.S. Treasury Notes 10 yr. Futures (CBOT), strike price $138, expires 2/22/08	4,234
12,828
Put Options – 0.0%
Financial Future Euro – 90 day (CME),
2,900		strike price $91.75, expires 3/17/08	7
390		strike price $92, expires 3/17/08	1
1,751		United Kingdom – 90 day (CME), strike price $93, expires 3/19/08	—
8
Total Options Purchased (cost-$71,401)			12,836
Total Investments (cost-$1,198,684,649) – 100.0%			$1,132,098,756

Notes to Schedules of Investments:
(a)

Private Placement–Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $357,086,244, representing 70.75% of total investments in Floating Rate Income. Securities with an aggregate value of $849,754,964, representing 75.06% of total investments in Floating Rate Strategy.

(b)	Illiquid security.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Funds are ordinarily contractually obligated to receive approval from the agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on January 31, 2008.

(d)

144A Security–Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued or delayed-delivery security. To be settled/delivered after January 31, 2008.
(f)	Security in default.
(g)

Fair-valued security–Securities with an aggregate value of $6,894,081, representing 1.37% of total investments, have been fair-valued for Floating Rate Income. Securities with an aggregate value of $13,788,161, representing 1.22% of total investments, have been fair-valued for Floating Rate Strategy.

(h)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.
(i)	All or partial amount segregated as collateral for futures contracts, swaps, and/or when-issued or delayed-delivery securities.
(j)	Non-income producing.
(k)	All or partial amount segregated as collateral for reverse repurchase agreements.

Glossary:
AUD	-	Australian Dollar
	£-	British Pound
	€-	Euro
CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
CMO	-	Collateralized Mortgage Obligation
FRN	-	Floating Rate Note. The interest rate disclosed reflects the rate in effect on January 31, 2008.
LIBOR	-	London Inter-Bank Offered Rate
NR	-	Not Rated
PIK	-	Payment-in-Kind

See accompanying Notes to Financial Statements | 1.31.08 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 25

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Statements of Assets and Liabilities

January 31, 2008 (unaudited)

	Floating Rate Income	Floating Rate Strategy
Assets:
Investments, at value (cost-$535,013,012 and $1,198,684,649, respectively)	$504,729,906	$1,132,098,756
Cash (including foreign currency of $847,918 and $2,852,496 with a cost of $832,740 and $2,851,767, respectively)	932,260	3,818,201
Deposits with brokers for futures contracts collateral	530,100	1,495,000
Unrealized appreciation of swaps	75,045,358	153,041,118
Premium for swaps purchased	8,764,015	23,205,636
Interest receivable	8,496,776	17,680,349
Receivable for investments sold	4,670,300	9,644,614
Unrealized appreciation of forward foreign currency contracts	198,142	518,888
Prepaid expenses	4,357	9,602
Receivable for terminated swaps	–	40,437
Total Assets	603,371,214	1,341,552,601

Liabilities:
Premium for swaps sold	41,015,531	35,994,701
Unrealized depreciation of swaps	38,324,724	144,826,862
Payable for investments purchased	13,699,274	23,015,236
Payable for reverse repurchase agreements	9,591,000	–
Dividends payable to common and preferred shareholders	2,715,475	6,172,947
Investment management fees payable	324,427	738,210
Unrealized depreciation of forward foreign currency contracts	112,008	277,153
Unrealized depreciation of unfunded loan commitments	79,506	179,030
Payable for variation margin on futures contracts	69,399	35,551
Interest payable for reverse repurchase agreements	7,088	–
Accrued expenses	123,206	180,788
Total Liabilities	106,061,638	211,420,478
Preferred shares ($0.00001 par value and $25,000 net asset and liquidation value per share applicable to an aggregate of 8,400 and 19,200 shares issued and outstanding, respectively)	210,000,000	480,000,000
Net Assets Applicable to Common Shareholders	$287,309,576	$650,132,123

Composition of Net Assets Applicable to Common Shareholders:
Common Stock:
Par value ($0.00001 per share)	$182	$426
Paid-in-capital in excess of par	349,587,041	806,377,297
Dividends in excess of net investment income	(6,278,656)	(17,065,067)
Accumulated net realized loss	(63,335,927)	(84,102,792)
Net unrealized appreciation (depreciation) of investments, futures contracts, swaps, unfunded loan commitments and foreign currency transactions	7,336,936	(55,077,741)
Net Assets Applicable to Common Shareholders	$287,309,576	$650,132,123
Common Shares Issued and Outstanding	18,235,492	42,604,834
Net Asset Value Per Common Share	$15.76	$15.26

26 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.08 | See accompanying Notes to Financial Statements.

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds

Statements of Operations

Six months ended January 31, 2008 (unaudited)

	Floating Rate Income	Floating Rate Strategy
Investment Income:
Interest	$20,840,178	$47,530,869
Facility and other fee income	215,079	521,549
Dividends	66,010	–
Total Investment Income	21,121,267	48,052,418
Expenses:
Investment management fees	1,984,626	4,507,819
Auction agent fees and commissions	269,703	616,259
Custodian and accounting agent fees	84,230	140,413
Audit and tax services	72,645	68,623
Shareholder communications	44,240	74,153
Trustees’ fees and expenses	20,109	38,208
Legal fees	18,350	22,622
Transfer agent fees	18,097	17,596
New York Stock Exchange listing fees	10,317	16,480
Interest expense	9,220	4,809
Insurance expense	5,278	11,630
Miscellaneous	7,540	11,563
Total expenses	2,544,355	5,530,175
Less: custody credits earned on cash balances	(13,846)	(38,358)
Net expenses	2,530,509	5,491,817
Net Investment Income	18,590,758	42,560,601
Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on: Investments	133,358	(1,392,462)
Futures contracts	(3,819,072)	(8,216,622)
Swaps	(60,546,358)	(51,227,920)
Foreign currency transactions	(3,391,585)	(9,724,645)
Net change in unrealized appreciation/depreciation of: Investments	(20,206,469)	(44,616,904)
Futures contracts	2,268,023	6,942,228
Swaps	64,375,334	52,182,490
Unfunded loan commitments	108,662	294,622
Foreign currency transactions	(151,237)	(662,225)
Net realized and change in unrealized loss on investments, futures contracts, swaps, unfunded loan commitments and foreign currency transactions	(21,229,344)	(56,421,438)
Net Decrease in Net Assets Resulting from Investment Operations	(2,638,586)	(13,860,837)
Dividends on Preferred Shares from Net Investment Income	(5,651,460)	(12,944,244)
Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$(8,290,046)	$(26,805,081)

See accompanying Notes to Financial Statements. | 1.31.08 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 27

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Statements of Changes in Net Assets Applicable to Common Shareholders

	Floating Rate Income
	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007
Investment Operations:
Net investment income	$18,590,758	$38,505,179
Net realized gain (loss) on investments, futures contracts, options written, swaps and foreign currency transactions	(67,623,657)	17,503,653
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps, unfunded loan commitments and foreign currency transactions	46,394,313	(40,980,501)
Net increase (decrease) in net assets resulting from investment operations	(2,638,586)	15,028,331
Dividends and Distributions on Preferred Shares from:
Net investment income	(5,651,460)	(10,623,545)
Net realized gains	–	(14,659)
Total dividends and distributions on Preferred Shares	(5,651,460)	(10,638,204)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	(8,290,046)	4,390,127
Dividends and Distributions to Common Shareholders from:
Net investment income	(15,784,512)	(32,063,817)
Net realized gains	(5,488,696)	(4,410,852)
Total dividends and distributions to common shareholders	(21,273,208)	(36,474,669)
Capital Share Transactions:
Reinvestment of dividends and distributions	583,604	2,624,141
Total decrease in net assets applicable to common shareholders	(28,979,650)	(29,460,401)
Net Assets Applicable to Common Shareholders:
Beginning of period	316,289,226	345,749,627
End of period (including dividends in excess of net investment income of $6,278,656 and $3,433,442, respectively)	$287,309,576	$316,289,226

Common shares issued in reinvestment of Dividends and Distributions	34,037	134,684

28 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.08 | See accompanying Notes to Financial Statements.

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Statements of Changes in Net Assets Applicable to Common Shareholders (continued)

	Floating Rate Strategy
	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007
Investment Operations:
Net investment income	$42,560,601	$86,345,791
Net realized gain (loss) on investments, futures contracts, options written, swaps and foreign currency transactions	(70,561,649)	2,533,112
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps, unfunded loan commitments and foreign currency transactions	14,140,211	(59,121,679)
Net increase (decrease) in net assets resulting from investment operations	(13,860,837)	29,757,224
Dividends and Distributions on Preferred Shares from:
Net investment income	(12,944,244)	(24,278,975)
Net realized gains	–	(133,242)
Total dividends and distributions on Preferred Shares	(12,944,244)	(24,412,217)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	(26,805,081)	5,345,007
Dividends and Distributions to Common Shareholders from:
Net investment income	(37,027,853)	(72,379,805)
Net realized gains	–	(17,803,004)
Total dividends and distributions to common shareholders	(37,027,853)	(90,182,809)
Capital Share Transactions:
Reinvestment of dividends and distributions	1,812,902	14,619,026
Total decrease in net assets applicable to common shareholders	(62,020,032)	(70,218,776)
Net Assets Applicable to Common Shareholders:
Beginning of period	712,152,155	782,370,931
End of period (including dividends in excess of net investment income of $17,065,067 and $13,541,143, respectively)	$650,132,123	$712,152,155

Common shares issued in reinvestment of Dividends and Distributions	107,686	783,996

See accompanying Notes to Financial Statements. | 1.31.08 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 29

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Statements of Cash Flows

Six months ended January 31, 2008 (unaudited)

	Floating Rate Income	Floating Rate Strategy
Cash Flows provided by Operating Activities:
Purchases of long-term investments	$(92,589,987)	$(265,159,782)
Proceeds from sales of long-term investments	94,663,196	222,226,770
Increase in deposits with brokers for futures collateral	(530,100)	(1,495,000)
Interest, dividends and facility and other fee income received	17,459,009	40,930,770
Net cash used for swap transactions	(8,637,959)	(23,680,898)
Operating expenses paid	(2,634,728)	(5,607,635)
Net cash used for futures transactions	(1,605,906)	(1,483,878)
Net realized loss on foreign currency transactions	(3,392,942)	(9,795,318)
Net decrease in short-term investments	6,168,667	70,336,622
Net cash provided by operating activities*	8,899,250	26,271,651
Cash Flows used for Financing Activities:
Increase in reverse repurchase agreements	9,591,000	–
Cash dividends paid (excluding reinvestment of dividends and distributions of $583,604 and $1,812,902, respectively)	(26,341,064)	(48,159,195)
Decrease in dividends payable	(140,917)	(196,394)
Net cash used for financing activities	(16,890,981)	(48,355,589)
Net decrease in cash	(7,991,731)	(22,083,938)
Cash at beginning of period	8,923,991	25,902,139
Cash at end of period	932,260	3,818,201
Reconciliation of Net Decrease in Net Assets Resulting from Investment Operations to Net Cash provided by Operating Activities:
Net decrease in net assets resulting from investment operations	(2,638,586)	(13,860,837)
Decrease in payable for investments purchased	(24,983,294)	(71,374,387)
Increase in deposits with brokers for futures collateral	(530,100)	(1,495,000)
Increase in receivable for investments sold	(3,668,738)	(6,678,053)
Increase in interest receivable	(2,748,378)	(5,263,177)
(Increase) decrease in premium for swaps purchased	11,572,780	(4,611,214)
Decrease in receivable for terminated swaps	76,000	119,613
Decrease in premium for swaps sold	40,259,619	32,038,623
Decrease in prepaid expenses	11,374	17,382
Decrease in investment management fees payable	(28,677)	(55,286)
Increase in net unrealized appreciation of swaps	(64,375,334)	(52,182,490)
Decrease in net unrealized appreciation of forward foreign currency contracts	203,663	748,173
Decrease in net unrealized depreciation of unfunded loan commitments	(108,662)	(294,622)
Decrease in net payable for variation margin on futures contracts	(54,857)	(209,484)
Decrease in accrued expenses	(94,004)	(77,914)
Increase in payable for reverse repurchase agreements	7,088	–
Decrease in deferred facility fees	(116,026)	(232,051)
Net decrease in investments	56,115,382	149,682,375
Net cash provided by operating activities	$8,899,250	$26,271,651

*                 Included in operating expenses is cash paid by Floating Rate Income and Floating Rate Strategy for interest on reverse repurchase agreements of $2,132 and $4,809, respectively.

30 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.08 | See accompanying Notes to Financial Statements.

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2008 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO Floating Rate Income Fund (“Floating Rate Income”) and PIMCO Floating Rate Strategy Fund (“Floating Rate Strategy”), collectively referred to as the “Funds”, were organized as Massachusetts business trusts on June 19, 2003 and June 30, 2004, respectively. Prior to commencing operations on August 29, 2003 and October 29, 2004, respectively, Floating Rate Income and Floating Rate Strategy had no operations other than matters relating to their organization and registration as diversified, closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations there under, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”), serves as the Funds’ Investment Manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, majority-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. The Funds have an unlimited amount of $0.0001 par value common stock authorized.

Each Fund’s investment objective is to seek high current income, consistent with the preservation of capital. Under normal market conditions, each Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of floating rate debt instruments, a substantial portion of which will be senior floating rate loans. The ability of the issuers of the Funds’ investments to meet their obligations may be affected by economic developments in a specific industry.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been asserted. However, the Funds expect the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Funds’ management has determined that its evaluation of the Interpretation has resulted in no impact to the Funds’ financial statements at January 31, 2008.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Funds are in the process of reviewing the Standard against their current valuation policies to determine future applicability.

The following is a summary of significant accounting policies followed by the Funds:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, or persons acting in their discretion pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Funds’ investments are valued on the last business day of each week using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Funds’ investments in senior floating rate loans (“Senior Loans”) for which a secondary market exists will be valued at the mean of the last available bid and asked

1.31.08 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 31

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair-value pursuant to procedures approved by the Funds’ Board of Trustees, which include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair-value of the Senior Loan. At January 31, 2008, Floating Rate Income and Floating Rate Strategy held Senior Loans with an aggregate value of $2,203,458, and $4,406,915, representing 0.44% and 0.39% of total investments, respectively, that were fair-valued. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Funds’ net asset value is normally determined weekly on the last business day of the week as of close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Facility and other fee income (such as origination fees) received by the Funds are amortized as income over the expected term of the loan. Commitment fees received by the Funds relating to unfunded purchase commitments are deferred and amortized to facility fee income over the period of the commitment.

(c) Federal Income Taxes

The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(d) Dividends and Distributions – Common Stock

The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification.

(e) Foreign Currency Translation

The Funds’ accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statements of Operations.

The Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities.

Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax

32 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.08

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

(f) Senior Loans

The Funds purchase assignments of Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Funds succeed to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

(g) Option Transactions

The Funds may purchase and write (sell) put and call options for hedging purposes, risk management purposes or as a part of their investment strategies. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities, if any, are reflected as options written in the Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option written by the Funds is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option written by the Funds is exercised, the premium reduces the cost basis of the security. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Funds purchasing a security at a price different from its current market value.

(h) Interest Rate/Credit Default Swaps

The Funds may enter into interest rate and credit default swap contracts (“swaps”) for investment purposes, to manage its interest rate and credit risk or to add leverage. As a seller in the credit default swap contract, the Funds would be required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Funds would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Funds would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as realized gain (loss).

The Funds may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Funds would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Funds would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Funds would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as realized gain (loss).

Interest rate swap agreements involve the exchange by the Funds with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net periodic payments received (paid) by the Funds are included as part of realized gain

1.31.08 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 33

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(loss) and net periodic payments accrued, but not yet received (paid) are included in change in the unrealized appreciation/depreciation on the Statements of Operations.

Swaps are marked to market daily based upon quotations from brokers or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Funds’ Statements of Operations. For a credit default swap sold by the Funds, payment of the agreed upon amount made by the Funds in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Funds, the agreed upon amount received by the Funds in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Funds.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

(i) Futures Contracts

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(j) Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Funds may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Funds may also enter these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(k) Repurchase Agreements

A Fund may enter into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Funds require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

(l) Reverse Repurchase Agreements

In a reverse repurchase agreement, a Fund sells securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed date and price. Generally, the effect of such a transaction is that the Fund can recover and reinvest all or most of the cash invested in the portfolio securities involved during the term of the reverse

34 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.08

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. Unless the Fund covers its positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), its obligations under the agreements will be subject to the Fund’s limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(m) When-Issued/Delayed-Delivery Transactions

The Funds may purchase or sell securities on a when-issued or delayed-delivery basis. The transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining its net asset value. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security on a delayed-delivery basis is sold, the Funds do not participate in future gains and losses with respect to the security.

(n) Custody Credits on Cash Balances

The Funds benefit from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Funds.

2. Investment Manager/Sub-Adviser

Each Fund has entered into an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Funds’ Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Funds’ investment activities, business affairs and administrative matters. Pursuant to the each Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.75% of each Funds’ average weekly total managed assets. Total managed assets refer to the total assets of each Fund (including assets attributable to any Preferred Shares or other forms of leverage that may be outstanding, minus accrued liabilities (other than liabilities representing leverage)).

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the “Sub-Adviser”), to manage the Funds’ investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Funds’ investment decisions. The Investment Manager, and not the Funds, pays a portion of the fees it receives to the Sub-Adviser in return for its services.

3. Investments in Securities

For the six months ended January 31, 2008, purchases and sales of investments, other than short-term securities and U.S. government obligations, were:

	Floating Rate Income	Floating Rate Strategy
Purchases	$64,013,994	$192,183,441
Sales	78,806,738	220,600,577

1.31.08 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 35

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2008 (unaudited)

3. Investments in Securities (continued)

(a) Futures contracts outstanding at January 31, 2008:

Floating Rate Income:

			Market		Unrealized
			Value	Expiration	Appreciation
Type		Contracts	(000)	Date	(Depreciation)
Long:	Financial Future British Pound—90 day	416	$97,773	3/19/08	$240,308
	Financial Future Euro—90 day	456	110,688	3/17/08	2,162,726
Short:	U.S. Treasury Notes 10 yr. Futures	(164)	(19,142)	3/19/08	(677,781)
	U.S. Treasury Notes 5 yr. Futures	(250)	(28,250)	3/31/08	(875,000)
					$850,253

Floating Rate Strategy:

			Market		Unrealized
			Value	Expiration	Appreciation
Type		Contracts	(000)	Date	(Depreciation)
Long:	Financial Future British Pound—90 day	1,061	$249,368	3/19/08	$613,003
	Financial Future Euro—90 day	1,163	282,304	3/17/08	5,515,900
Short:	U.S. Treasury Notes 10 yr. Futures	(271)	(31,631)	3/19/08	(1,075,495)
	U.S. Treasury Notes 5 yr. Futures	(550)	(62,150)	3/31/08	(1,846,683)
					$3,206,725

Floating Rate Income and Floating Rate Strategy received $400,000 and $675,000 par value, respectively, in U.S. Treasury Bills and $530,100 and $1,495,000 in cash, respectively, as collateral for futures contracts.

(b) Credit default swaps contracts outstanding at January 31, 2008:

Floating Rate Income:

	Notional
	Amount
	Payable on		Payments	Unrealized
Swap Counterparty/	Default	Termination	Received	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)
Bank of America
Abitibi-Consolidated	$2,000	6/20/08	2.95%	$(86,239)
Allied Waste North America	600	9/20/09	2.75%	8,599
Bombardier	1,400	6/20/10	3.80%	83,251
Las Vegas Sands	1,500	12/20/12	2.55%	(66,862)
Dow Jones CDX	1,470	6/20/12	1.20%	(76,640)
Williams Cos.	875	9/20/09	2.05%	24,605
Bear Stearns
Georgia-Pacific	700	9/20/09	1.24%	(15,862)
Host Marriott	700	9/20/09	1.95%	(3,638)
MGM	1,500	9/20/09	1.92%	(8,496)
Citigroup
AES	5,000	6/20/08	1.17%	7,482
Las Vegas Sands	1,000	12/20/12	2.55%	(44,575)
Univision Communications	2,000	3/20/12	0.97%	(257,756)
Credit Suisse First Boston
AES	900	9/20/09	3.85%	33,148
Allied Waste North America	875	9/20/09	2.46%	8,200
Delhaize America	875	9/20/09	1.40%	12,785
Intelsat Bermuda	3,000	3/20/10	3.21%	(320,970)
Samis	2,200	9/20/08	2.45%	28,319

36 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.08

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2008 (unaudited)

3. Investments in Securities (continued)

	Notional
	Amount
	Payable on		Payments	Unrealized
Swap Counterparty/	Default	Termination	Received	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)
Deutsche Bank
Dow Jones CDX	$4,365	6/20/12	1.20%	$(237,632)
Goldman Sachs
Dow Jones CDX	3,000	12/20/12	3.01%	(241,173)
TRW Automotive	875	9/20/09	2.15%	(13,733)
JPMorgan Chase
SLM	3,000	3/20/09	4.40%	12,387
Lehman Brothers
Dow Jones CDX	3,000	12/20/12	2.85%	(263,164)
Dow Jones CDX	3,000	12/20/12	3.23%	(215,202)
Six Flags	2,000	6/20/12	1.75%	(258,247)
Merrill Lynch & Co.
Aramark	1,000	9/20/12	2.60%	(10,095)
Dow Jones CDX	3,000	12/20/12	3.13%	(226,697)
Dow Jones CDX	5,200	12/20/12	3.23%	(374,417)
Dow Jones CDX	6,000	12/20/12	3.51%	(366,634)
Dow Jones CDX	6,000	12/20/12	3.81%	(291,620)
Georgia-Pacific	3,500	3/20/13	3.75%	(108,193)
Royal Caribbean Cruises	3,500	3/20/13	2.05%	(158,379)
Williams Cos.	700	9/20/09	1.71%	15,560
Morgan Stanley
Biomet	1,000	9/20/12	3.05%	4,232
Georgia-Pacific	900	9/20/09	1.63%	(14,443)
Russian Federation	300	6/20/08	0.245%	(326)
				$(3,422,425)

Floating Rate Strategy:

	Notional
	Amount
	Payable on		Payments	Unrealized
Swap Counterparty/	Default	Termination	Received	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)
Bank of America
Abitibi-Consolidated	$5,000	6/20/08	2.95%	$(215,598)
Bombardier	3,500	6/20/10	3.80%	208,128
Dynegy Holdings	6,000	3/20/13	4.30%	(872)
Las Vegas Sands	3,500	12/20/12	2.55%	(156,012)
Dow Jones CDX	3,395	6/20/12	1.20%	(178,827)
NRG Energy	6,000	3/20/13	3.88%	(71,077)
Williams Cos.	5,000	12/20/09	1.65%	118,373
Bear Stearns
Dynegy Holdings	1,500	12/20/09	2.35%	(5,768)
MGM	5,000	12/20/09	1.54%	(77,889)
Roundy’s Supermarket	2,000	3/20/12	1.10%	(89,819)
Smurfit-Stone Container	1,500	12/20/09	1.76%	(56,483)
Smurfit-Stone Container	5,000	12/20/09	1.87%	(177,886)

1.31.08 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 37

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2008 (unaudited)

3. Investments in Securities (continued)

	Notional
	Amount
	Payable on		Payments	Unrealized
Swap Counterparty/	Default	Termination	Received	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)
Citigroup
Ford Motor Credit	$19,000	3/20/13	6.85%	$(102,264)
Host Marriott	5,000	12/20/09	1.70%	(69,407)
Las Vegas Sands	2,000	12/20/12	2.55%	(89,150)
Qwest Capital Funding	18,000	3/20/13	3.40%	(464,818)
R.H. Donnelley	6,000	3/20/13	5.20%	(242,900)
Reliant Energy	5,000	12/20/09	3.20%	51,907
Univision Communications	4,000	3/20/12	0.97%	(515,512)
Credit Suisse First Boston
Dow Jones CDX	€7,400	6/20/11	2.90%	(303,951)
Equistar	$5,000	12/20/09	2.25%	(105,370)
Freescale Semiconductor	4,000	3/20/13	7.20%	(379,378)
Intelsat Bermuda	7,000	3/20/10	3.21%	(748,929)
Samis	1,000	9/20/08	2.45%	7,909
Samis	1,800	12/20/09	2.15%	(7,416)
Deutsche Bank
Dow Jones CDX	10,185	6/20/12	1.20%	(554,473)
Ford Motor	1,000	6/20/12	2.17%	(74,222)
Goldman Sachs
Dow Jones CDX	97	6/20/12	1.20%	524
Dow Jones CDX	10,000	12/20/12	3.01%	(803,910)
JPMorgan Chase
NRG Energy	5,000	12/20/09	2.20%	(8,524)
Owens Brockway	5,000	12/20/11	2.09%	42,051
SLM Corp.	7,000	3/20/09	4.40%	28,904
Lehman Brothers
Aramark	1,000	9/20/12	3.90%	(35,781)
Bon-Ton	4,000	3/20/12	4.05%	(1,258,276)
Celestica	5,000	3/20/13	5.30%	(8,985)
Dow Jones CDX	10,000	12/20/12	2.85%	(877,214)
Dow Jones CDX	10,000	12/20/12	3.23%	(717,342)
GMAC	5,000	12/20/08	5.00%	(105,060)
HCA	5,000	3/20/13	4.50%	(85,711)
PanAmSat	3,000	12/20/09	3.00%	(11,222)
Six Flags	3,000	6/20/12	1.75%	(387,371)
Smurfit-Stone Container	3,000	12/20/09	1.85%	(107,865)
Station Casinos	5,000	12/20/09	1.45%	(338,355)
TRW Automotive	5,000	12/20/09	2.05%	(107,621)
Merrill Lynch & Co.
AES	3,000	12/20/09	2.60%	44,968
Aramark	1,000	9/20/12	2.60%	(10,095)
ArvinMeritor	4,500	12/20/09	2.25%	(279,735)
Chesapeake Energy	5,000	12/20/09	1.30%	(17,931)
CMS Energy	1,500	12/20/09	1.85%	27,517
Delhaize America	5,000	12/20/09	1.07%	47,324
Dow Jones CDX	10,000	12/20/12	3.13%	(755,655)
Dow Jones CDX	11,800	12/20/12	3.23%	(849,639)
Dow Jones CDX	29,000	12/20/12	3.51%	(1,772,066)
Dow Jones CDX	24,000	12/20/12	3.81%	(1,166,481)

38 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.08

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2008 (unaudited)

3. Investments in Securities (continued)

	Notional
	Amount
	Payable on		Payments	Unrealized
Swap Counterparty/	Default	Termination	Received	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)
Ford Motor	$5,000	3/20/13	7.70%	$(85,873)
General Motors	5,000	3/20/13	7.00%	(110,725)
Georgia-Pacific	6,500	3/20/13	3.75%	(200,930)
Royal Caribbean Cruises	6,500	3/20/13	2.05%	(294,133)
Morgan Stanley
Biomet	3,000	9/20/12	3.05%	12,697
Hanes Brands	2,000	3/20/12	0.90%	(132,484)
Russian Federation	700	6/20/08	0.245%	(762)
				$(14,627,465)

(c) Interest rate swap agreements outstanding at January 31, 2008:

Floating Rate Income:

			Rate Type
	Notional		Payments	Payments	Unrealized
	Amount	Termination	Made	Received	Appreciation
Swap Counterparty	(000)	Date	by Fund	by Fund	(Depreciation)
Bank of America	$195,600	2/15/17	4.785%	3-Month USD-LIBOR	$(8,599,020)
Bank of America	195,600	2/15/17	3-Month USD-LIBOR	5.91%	504,968
Barclays Bank	290,000	6/21/25	3-Month USD-LIBOR	5.70%	34,845,979
Barclays Bank	569,800	6/21/25	5.70%	3-Month USD-LIBOR	(25,666,914)
Deutsche Bank	116,900	6/18/09	3-Month USD-LIBOR	4.00%	1,449,526
Deutsche Bank	38,000	6/18/13	3-Month USD-LIBOR	4.00%	922,278
Goldman Sachs	68,000	6/18/15	3-Month USD-LIBOR	5.00%	112,791
Goldman Sachs	8,500	6/18/18	5.00%	3-Month USD-LIBOR	(397,797)
JPMorgan Chase	34,000	6/18/13	3-Month USD-LIBOR	4.00%	706,196
Morgan Stanley	27,200	6/18/09	3-Month USD-LIBOR	4.00%	334,503
Morgan Stanley	54,000	6/18/15	3-Month USD-LIBOR	5.00%	1,259,749
Morgan Stanley	145,000	6/21/25	3-Month USD-LIBOR	5.70%	17,835,692
Royal Bank of Scotland	21,000	6/18/13	3-Month USD-LIBOR	4.00%	716,530
UBS	140,000	6/21/25	3-Month USD-LIBOR	5.70%	16,118,578
					$40,143,059

1.31.08 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 39

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2008 (unaudited)

3. Investments in Securities (continued)

Floating Rate Strategy:

			Rate Type
	Notional		Payments	Payments	Unrealized
	Amount	Termination	Made	Received	Appreciation
Swap Counterparty	(000)	Date	by Fund	by Fund	(Depreciation)
Bank of America	$340,000	6/18/09	3-Month USD-LIBOR	4.00%	$2,634,902
Bank of America	444,400	2/15/17	4.785%	3-Month USD-LIBOR	(19,501,427)
Bank of America	444,400	2/15/17	3-Month USD-LIBOR	5.91%	1,111,864
Barclays Bank	82,000	6/18/13	3-Month USD-LIBOR	4.00%	1,990,179
Barclays Bank	265,000	6/21/25	3-Month USD-LIBOR	5.70%	31,842,016
Barclays Bank	489,200	6/21/25	5.70%	3-Month USD-LIBOR	(22,036,249)
Deutsche Bank	189,600	6/18/09	3-Month USD-LIBOR	4.00%	2,339,543
Goldman Sachs	157,000	6/18/15	3-Month USD-LIBOR	5.00%	260,414
Goldman Sachs	59,300	6/18/18	5.00%	3-Month USD-LIBOR	(2,775,220)
JPMorgan Chase	85,100	6/18/13	3-Month USD-LIBOR	4.00%	1,794,010
Lehman Brothers	613,000	12/18/24	3-Month USD-LIBOR	5.70%	74,348,434
Lehman Brothers	630,000	12/18/24	5.77%	3-Month USD-LIBOR	(85,296,199)
Morgan Stanley	36,300	6/18/09	3-Month USD-LIBOR	4.00%	446,414
Morgan Stanley	181,000	6/18/15	3-Month USD-LIBOR	5.00%	4,222,493
Morgan Stanley	255,000	6/21/25	3-Month USD-LIBOR	5.70%	31,366,216
Royal Bank of Scotland	3,700	6/18/09	3-Month USD-LIBOR	5.00%	35,414
Royal Bank of Scotland	200	6/18/13	3-Month USD-LIBOR	4.00%	6,824
UBS	5,500	6/18/09	3-Month USD-LIBOR	5.00%	52,093
					$22,841,721

€—Euro

LIBOR—London Inter-Bank Offered Rate

Floating Rate Income and Floating Rate Strategy received $44,750,000 and $58,750,000 par value, respectively, in U.S. Treasury Bills as collateral for swap contracts.

(d) Forward foreign currency contracts outstanding at January 31, 2008:

			Unrealized
	U.S.$ Value	U.S.$ Value	Appreciation
Floating Rate Income:	Origination Date	January 31, 2008	(Depreciation)

Purchased:
521,000 Australian Dollar settling 2/7/08	$445,637	$464,596	$18,959
147,000 Australian Dollar settling 2/21/08	128,856	130,892	2,036
900,000 Euro settling 2/26/08	1,315,485	1,331,620	16,135

Sold:
3,987,813 Australian Dollar settling 2/21/08	3,451,053	3,550,833	(99,780)
34,240,000 Euro settling 2/26/08	50,821,747	50,660,735	161,012
2,750,000 British Pounds settling 3/6/08	5,443,212	5,455,440	(12,228)
			$86,134

40 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.08

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2008 (unaudited)

3. Investments in Securities (continued)

			Unrealized
	U.S.$ Value	U.S.$ Value	Appreciation
Floating Rate Strategy:	Origination Date	January 31, 2008	(Depreciation)

Purchased:
1,143,000 Australian Dollar settling 2/7/08	$977,665	$1,019,258	$41,593
360,000 Australian Dollar settling 2/21/08	315,565	320,551	4,986
3,000,000 Euro settling 2/26/08	4,428,030	4,438,733	10,703

Sold:
10,065,250 Australian Dollar settling 2/21/08	8,710,467	8,962,312	(251,845)
98,163,000 Euro settling 2/26/08	145,701,377	145,239,771	461,606
5,692,000 British Pound settling 3/6/08	11,266,461	11,291,769	(25,308)
			$241,735

(e) The weighted average daily balances of reverse repurchase agreements outstanding during the six months ended January 31, 2008 for Floating Rate Income and Floating Rate Strategy were $9,455,889 and $7,398,125, respectively, at a weighted average interest rate of 3.90% for both Funds.

Floating Rate Income had open reverse repurchase agreements at January 31, 2008 of:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Par
Lehman Brothers	3.90%	1/24/08	2/1/08	$7,982,913	$7,976,000
	3.90%	1/31/08	2/1/08	1,615,175	1,615,000
					$9,591,000

Collateral for open reverse repurchase agreements for Floating Rate Income at January 31, 2008 as reflected in the schedule of investments:

Counterparty	Description	Rate	Maturity Date	Par	Value
Lehman Brothers	DirecTV Holdings LLC	8.375%	3/15/13	$1,800,000	$1,869,750
	Freeport-McMoRan Copper & Gold, Inc.	8.394%	4/1/15	2,150,000	2,115,062
	Goodyear Tire & Rubber Co.	8.663%	12/1/09	4,000,000	4,010,000
	Qwest Communications International, Inc.	8.369%	2/15/09	4,000,000	4,000,000
					$11,994,812

(f) At January 31, 2008, the Funds had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Floating Rate Income	Floating Rate Strategy
Big West Oil	$825,000	$1,375,000
Community Health	92,807	208,817
Eastman Kodak	2,500,000	5,000,000
Longview Power	—	221,333
Telesat Canada	293,963	708,661
United Surgical	58,871	117,742
Univision	218,121	520,134
	$3,988,762	$8,151,687

1.31.08 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 41

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2008 (unaudited)

4. Income Tax Information

Net investment income and net realized gains differ for federal income tax and financial statement purposes primarily due to the treatment of amounts received under swap agreements. For the six months ended January 31, 2008, Floating Rate Income and Floating Rate Strategy received $3,509,869 and $8,765,162 from swap agreements which are treated as net realized gain for financial statement purposes and as net income for federal income tax purposes.

The cost basis of investments is substantially the same for both federal income tax and financial statement purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2008 were:

		Gross	Gross	Net
	Cost of	Unrealized	Unrealized	Unrealized
	Investments	Appreciation	Depreciation	Depreciation
Floating Rate Income	$535,013,012	$3,081,186	$(33,364,292)	$(30,283,106)
Floating Rate Strategy	1,198,684,649	8,787,484	(75,373,377)	(66,585,893)

5. Auction Preferred Shares

Floating Rate Income has issued 2,800 shares of Preferred Shares Series T, 2,800 shares of Preferred Shares Series W, 2,800 shares of Preferred Shares Series TH, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Floating Rate Strategy has issued 3,840 shares of Preferred Shares Series M, 3,840 shares of Preferred Shares Series T, 3,840 shares of Preferred Shares Series W, 3,840 shares of Preferred Shares Series TH, and 3,840 shares of Preferred Shares Series F, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures. Distributions of net realized capital gains, if any, are paid annually. Additional information regarding recent developments with regard to Preferred Shares auctions is provided in Note 8.

For the six months ended January 31, 2008, the annualized dividend rates ranged from:

	High	Low	At January 31, 2008
Floating Rate Income
Series T	6.20%	4.10%	4.10%
Series W	6.30%	4.00%	4.00%
Series TH	6.30%	4.50%	4.50%

Floating Rate Strategy
Series M	6.35%	4.20%	4.35%
Series T	6.35%	4.049%	4.049%
Series W	6.50%	4.099%	4.35%
Series TH	6.30%	4.388%	4.50%
Series F	6.35%	4.45%	4.45%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote together with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

6. Subsequent Common Dividend Declarations

On February 1, 2008, the following dividends were declared to common shareholders payable March 7, 2008 to shareholders of record on February 11, 2008:

Floating Rate Income	$0.14443 per common share
Floating Rate Strategy	$0.14027 per common share

42 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.08

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2008 (unaudited)

6. Subsequent Common Dividend Declarations (continued)

On March 7, 2008, the following dividends were declared to common shareholders payable April 4, 2008 to shareholders of record on March 17, 2008:

Floating Rate Income	$0.10959 per common share
Floating Rate Strategy	$0.10543 per common share

7. Legal Proceedings

In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (“PEA”), Allianz Global Investors Distributors LLC (“AGID”) and Allianz Global Investors of America, L.P.) agreed to settle, without admitting or denying the allegations, claims brought by the SEC and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Funds.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing”, which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. Any potential resolution of these matters may include, but not be limited to judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Funds or on their ability to perform their respective investment advisory activities relating to the Funds.

The foregoing speaks only as of the date hereof.

8. Subsequent Event – Auction-Rate Preferred Shares

Subsequent to the close of the six-month period ended January 31, 2008, holders of auction-rate preferred shares (“ARPS”) issued by the Funds have been directly impacted by an unprecedented lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since February 2008, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at a previously defined “maximum rate” (which is a function of short-term interest rates and typically higher than the rate that would have otherwise been set through a successful auction).

These developments with respect to ARPS have not affected the management or investment policies of the Funds, and the Funds’ outstanding common shares continue to trade on the NYSE without any change. If the Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for the Funds’ common shareholders could be adversely affected.

At the time this report is being prepared, it is not possible to predict how and when full or partial liquidity will return, if at all, to the closed-end fund ARPS market. Additional information regarding ARPS, failed auctions and potential solutions to address the unprecedented lack of liquidity of the ARPS due to recent failed auctions can be accessed at http://www.allianzinvestors.com.

1.31.08 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 43

PIMCO Floating Rate Income Fund Financial Highlights

For a share of common stock outstanding throughout each period:

	Six months ended		Year ended July31,			For the period August 29, 2003*
	January 31, 2008 (unaudited)		2007	2006	2005	through July 31, 2004
Net asset value, beginning of period	$17.38		$19.14	$19.51	$19.38	$19.35	**
Investment Operations:
Net investment income	1.02		2.13	1.91	1.36	0.71
Net realized and unrealized gain (loss) on investments, futures contracts, options written, swaps, unfunded loan commitments and foreign currency transactions	(1.16)		(1.29)	(0.14)	0.39	0.39
Total from investment operations	(0.14)		0.84	1.77	1.75	1.10
Dividends and Distributions on Preferred Shares from:
Net investment income	(0.31)		(0.59)	(0.48)	(0.29)	(0.11)
Net realized gains	–		(0.00)†	–	–	–
Total dividends and distributions on preferred shares	(0.31)		(0.59)	(0.48)	(0.29)	(0.11)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	(0.45)		0.25	1.29	1.46	0.99
Dividends and Distributions to Common Shareholders from:
Net investment income	(0.87)		(1.77)	(1.63)	(1.19)	(0.78)
Net realized gains	(0.30)		(0.24)	(0.03)	(0.14)	–
Total dividends and distributions to common shareholders	(1.17)		(2.01)	(1.66)	(1.33)	(0.78)
Capital Share Transactions:
Common stock offering costs charged to paid-in capital in excess of par	–		–	–	–	(0.04)
Preferred shares offering costs/ underwriting discounts charged to paid-in capital in excess of par	–		–	–	–	(0.14)
Total capital share transactions	–		–	–	–	(0.18)
Net asset value, end of period	$15.76		$17.38	$19.14	$19.51	$19.38
Market price, end of period	$16.38		$17.88	$20.02	$18.75	$20.47
Total Investment Return (1)	(1.69)%		(0.93)%	16.53%	(2.05)%	6.55%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$287,310		$316,289	$345,750	$351,708	$346,749
Ratio of expenses to average net assets (2)(3)	1.60	%(4)	1.68%	1.53%	1.52%	1.36	%(4)
Ratio of expenses to average net assets excluding interest expense (2)(3)	1.60	%(4)	1.55%	1.53%	1.52%	1.36	%(4)
Ratio of net investment income to average net assets (2)	11.70	%(4)	11.14%	9.91%	6.93%	4.04	%(4)
Preferred shares asset coverage per share	$59,190		$62,622	$66,133	$66,856	$66,274
Portfolio turnover	13%		62%	64%	83%	94%

*	Commencement of operations.
**	Initial public offering price of $20.00 per share less underwriting discount of $0.65 per share.
†	Amount less than $0.005 per share.
(1)

Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of each period and a sale at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(n) in Notes to Financial Statements).
(4)	Annualized.

44 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.08 | See accompanying Notes to Financial Statements.

PIMCO Floating Rate Strategy Fund Financial Highlights

For a share of common stock outstanding throughout each period:

	Six months					For the period
	ended			Eleven months		October 29, 2004*
	January 31, 2008		Year ended	ended		through
	(unaudited)		July 31, 2007	July 31, 2006†		August 31, 2005

Net asset value, beginning of period	$16.76		$18.76	$18.98		$19.10	**
Investment Operations:
Net investment income	1.00		2.06	1.64		0.88
Net realized and unrealized gain (loss) on investments, futures contracts, options written, swaps, unfunded loan commitments and foreign currency transactions	(1.33)		(1.34)	–		0.31
Total from investment operations	(0.33)		0.72	1.64		1.19
Dividends and Distributions on Preferred Shares from:
Net investment income	(0.30)		(0.58)	(0.45)		(0.24)
Net realized gains	–		(0.00)††	–		–
Total dividends and distributions on preferred shares	(0.30)		(0.58)	(0.45)		(0.24)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	(0.63)		0.14	1.19		0.95
Dividends and Distributions to Common Shareholders from:
Net investment income	(0.87)		(1.72)	(1.41)		(0.91)
Net realized gains	–		(0.42)	–		–
Total dividends and distributions to common shareholders	(0.87)		(2.14)	(1.41)		(0.91)
Capital Share Transactions:
Common stock offering costs charged to paid-in capital in excess of par	–		–	–		(0.03)
Preferred shares offering costs/underwriting discounts charged to paid-in capital in excess of par	–		–	–		(0.13)
Total capital share transactions	–		–	–		(0.16)
Net asset value, end of period	$15.26		$16.76	$18.76		$18.98
Market price, end of period	$15.10		$17.28	$18.87		$18.21
Total Investment Return (1)	(7.83)%		2.73%	11.77%		(4.39)%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$650,132		$712,152	$782,371		$789,094
Ratio of expenses to average net assets (2)(3)	1.54	%(4)	1.48%	1.47	%(4)	1.35	%(4)
Ratio of expenses to average net assets excluding interest expense (2)(3)	1.54	%(4)	1.48%	1.47	%(4)	1.35	%(4)
Ratio of net investment income to average net assets (2)	11.83	%(4)	11.03%	9.51	%(4)	5.57	%(4)
Preferred shares asset coverage per share	$58,847		$62,069	$65,722		$66,084
Portfolio turnover	17%		65%	60%		47%

*	Commencement of operations.
**	Initial public offering price of $20.00 per share less underwriting discount of $0.90 per share.
†	Fiscal year-end changed from August 31 to July 31.
††	Amount less than $0.005 per share.
(1)

Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of each period and a sale at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(n) in Notes to Financial Statements).
(4)	Annualized.

See accompanying Notes to Financial Statements. | 1.31.08 | PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report 45

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Annual Shareholder Meeting Results/Proxy Voting Policies & Procedures (unaudited)

Annual Shareholder Meeting Results:

The Funds held their annual meeting of shareholders on December 18, 2007. Common/Preferred shareholders voted as indicated below:

Floating Rate Income:

		Withheld
	Affirmative	Authority
Re-election of Robert E. Connor* – Class I to serve until 2010	7,845	81

Re-election of Hans W. Kertess – Class I to serve until 2010	15,679,192	276,524

Re-election of William B. Ogden, IV – Class I to serve until 2010	15,687,365	268,351

Election of John C. Maney – Class III to serve until 2009	15,615,473	340,243

Messrs. Paul Belica, John J. Dalessandro II*, and R. Peter Sullivan III continue to serve as Trustees.

*      Preferred Shares Trustee

Floating Rate Strategy:

		Withheld
	Affirmative	Authority
Re-election of Hans W. Kertess – Class III to serve until 2010	35,559,178	829,072

Election of John C. Maney – Class III to serve until 2010	35,587,343	800,907

Messrs. Paul Belica, Robert E. Connor*, John J. Dalessandro II*, William B. Ogden, IV and R. Peter Sullivan III continue to serve as Trustees.

*      Preferred Shares Trustee

Proxy Voting Policies & Procedures:

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the twelve month period ended June 30 is available (i) without charge, upon request, by calling the Funds’ shareholder servicing agent at (800) 331-1710; (ii) on the Funds’ website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

46 PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.08

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Trustees and Principal Officers

Hans W. Kertess	Brian S. Shlissel
Trustee, Chairman of the Board of Trustees	President & Chief Executive Officer
Paul Belica	Lawrence G. Altadonna
Trustee	Treasurer, Principal Financial & Accounting Officer
Robert E. Connor	Thomas J. Fuccillo
Trustee	Vice President, Secretary & Chief Legal Officer
John J. Dalessandro II	Scott Whisten
Trustee	Assistant Treasurer
John C. Maney	Youse E. Guia
Trustee	Chief Compliance Officer
William B. Ogden, IV	William V. Healey
Trustee	Assistant Secretary
R. Peter Sullivan III	Richard H. Kirk
Trustee	Assistant Secretary
Kathleen A. Chapman
Assistant Secretary
Lagan Srivastava
Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC

1345 Avenue of the Americas

New York, NY 10105

Sub-Adviser

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.

801 Pennsylvania

Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar

PFPC Inc.

P.O. Box 43027

Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, MA 02110-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Floating Rate Income Fund and PIMCO Floating Rate Strategy Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase shares of its common stock in the open market.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarter of its fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at www.allianzinvestors.com/closedendfunds.

On December 26, 2007, the Funds submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Funds’ principal executive officer certified that he was not aware, as of the date, of any violation by the Funds of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, each Funds’ principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Funds’ disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Funds is available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 331-1710.

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

TOTAL NUMBER OF
			SHARES PURCHASED	MAXIMUM NUMBER OF
	TOTAL NUMBER	AVERAGE	AS PART OF PUBLICLY	SHARES THAT MAY YET
	OF SHARES	PRICE PAID	ANNOUNCED PLANS	BE PURCHASED UNDER THE
PERIOD	PURCHASED	PER SHARE	OR PROGRAMS	PLANS OR PROGRAMS
August 2007	N/A	$17.35	10,147	N/A
September 2007	N/A	$18.04	9,340	N/A
October 2007	N/A	N/A	N/A	N/A
November 2007	N/A	N/A	N/A	N/A
December 2007	N/A	N/A	N/A	N/A
January 2008	N/A	$16.43	14,550	N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls (over financial reporting as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.

ITEM 12. EXHIBITS

(a) (1) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PIMCO Floating Rate Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date	April 8, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date	April 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date	April 8, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date	April 8, 2008